Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC /ADR/
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	60,287,498

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 114,047	$ 119,237
Short term investments - available for sale (Note 3)	76,183	54,940
Accounts receivable, net	285,419	201,338
Unbilled revenue	112,483	126,850
Other receivables	13,387	13,788
Deferred tax asset (Note 13)	20,574	13,812
Prepayments and other current assets	23,155	21,424
Income taxes receivable (Note 13)	18,500	8,183
Total current assets	663,748	559,572
Other Assets:
Property, plant and equipment, net (Note 6)	168,373	168,461
Goodwill (Note 4)	315,441	253,393
Non-current other assets	5,584	4,583
Non-current income taxes receivable (Note 13)	9,506	10,272
Non-current deferred tax asset (Note 13)	5,009	2,976
Intangible assets (Note 5)	34,447	28,260
Total Assets	1,202,108	1,027,517
Current Liabilities:
Accounts payable	8,149	5,340
Payments on account	219,467	150,792
Other liabilities (Note 7)	181,092	145,963
Deferred tax liability (Note 13)	144	333
Income taxes payable (Note 13)	4,570	3,630
Total current liabilities	413,422	306,058
Other Liabilities:
Non-current other liabilities (Note 8)	14,312	20,038
Non-current government grants (Note 11)	1,427	1,351
Non-current income taxes payable (Note 13)	5,650	5,231
Non-current deferred tax liability (Note 13)	12,722	13,295
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12) 60,287,498 shares issued and outstanding at December 31, 2012 and 60,135,603 shares issued and outstanding at December 31, 2011.	5,067	5,055
Additional paid-in capital	237,217	211,549
Capital redemption reserve (Note 12)	100	44
Accumulated other comprehensive income (Note 19)	(8,776)	(16,446)
Retained earnings	520,967	481,342
Total Shareholders' Equity	754,575	681,544
Total Liabilities and Shareholders' Equity	$ 1,202,108	$ 1,027,517

Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	60,287,498	60,135,603
Ordinary shares, shares outstanding	60,287,498	60,135,603

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Gross revenue	$ 1,503,993	$ 1,296,509	$ 1,263,147
Reimbursable expenses	(388,987)	(350,780)	(363,103)
Net revenue	1,115,006	945,729	900,044
Costs and expenses:
Direct costs	717,750	611,923	541,388
Selling, general and administrative	280,780	255,864	232,688
Depreciation and amortization	42,823	38,682	33,873
Restructuring and other items, net (Note 14)	5,636	9,817
Total costs and expenses	1,046,989	916,286	807,949
Income from operations	68,017	29,443	92,095
Interest income	1,151	1,194	1,761
Interest expense	(1,947)	(1,642)	(1,132)
Income before provision for income taxes	67,221	28,995	92,724
Provision for income taxes (Note 13)	(11,801)	(6,115)	(5,653)
Net income	$ 55,420	$ 22,880	$ 87,071
Net income per ordinary share:
Basic	$ 0.92	$ 0.38	$ 1.46
Diluted	$ 0.92	$ 0.37	$ 1.44
Weighted average number of ordinary shares outstanding:
Basic (Note 2)	59,968,174	60,379,338	59,718,934
Diluted (Note 2)	60,450,706	61,070,686	60,637,103

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 55,420	$ 22,880	$ 87,071
Currency translation adjustment	4,494	(11,347)	(9,701)
Currency impact on long-term funding	1,982	(802)	(1,080)
Tax on currency impact of long term funding	(356)	294	(198)
Unrealized capital gain/(loss) - investments	861	(622)
Actuarial gain/(loss) on defined benefit pension plan	689	(4,365)	(1,209)
Total comprehensive income	$ 63,090	$ 6,038	$ 74,883

Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance at Dec. 31, 2009	$ 572,246	$ 4,965	$ 174,188		$ 12,584	$ 380,509
Balance (in shares) at Dec. 31, 2009		59,007,565
Comprehensive Income:
Net income	87,071					87,071
Currency translation adjustment	(9,701)				(9,701)
Currency impact on long-term funding	(1,080)				(1,080)
Tax on currency impact of long term funding	(198)				(198)
Actuarial gain (loss) on defined benefit pension plan	(1,209)				(1,209)
Total comprehensive income	74,883
Exercise of share options (in shares)	1,237,015	1,237,015
Exercise of share options	13,168	98	13,070
Issue of restricted share units		2,512
Share based compensation expense	7,408		7,408
Share issue costs	(51)		(51)
Excess tax benefit on exercise of options	2,345		2,345
Balance at Dec. 31, 2010	669,999	5,063	196,960		396	467,580
Balance (in shares) at Dec. 31, 2010		60,247,092
Comprehensive Income:
Net income	22,880					22,880
Currency translation adjustment	(11,347)				(11,347)
Currency impact on long-term funding	(802)				(802)
Tax on currency impact of long term funding	294				294
Unrealized capital loss/gain - investments	(622)				(622)
Actuarial gain (loss) on defined benefit pension plan	(4,365)				(4,365)
Total comprehensive income	6,038
Exercise of share options (in shares)	430,340	430,340
Exercise of share options	4,665	36	4,629
Issue of restricted share units		3,768
Share based compensation expense	9,355		9,355
Share issue costs	(76)		(76)
Repurchase of ordinary shares (in shares)	(545,597)	(545,597)
Repurchase of ordinary shares	(9,005)	(44)		44		(9,005)
Share repurchase costs	(113)					(113)
Excess tax benefit on exercise of options	681		681
Balance at Dec. 31, 2011	681,544	5,055	211,549	44	(16,446)	481,342
Balance (in shares) at Dec. 31, 2011		60,135,603
Comprehensive Income:
Net income	55,420					55,420
Currency translation adjustment	4,494				4,494
Currency impact on long-term funding	1,982				1,982
Tax on currency impact of long term funding	(356)				(356)
Unrealized capital loss/gain - investments	861				861
Actuarial gain (loss) on defined benefit pension plan	689				689
Total comprehensive income	63,090
Exercise of share options (in shares)	890,236	890,236
Exercise of share options	13,015	68	12,947
Share based compensation expense	11,521		11,521
Share issue costs	(74)		(74)
Repurchase of ordinary shares (in shares)	(738,341)	(738,341)
Repurchase of ordinary shares	(15,605)	(56)		56		(15,605)
Share repurchase costs	(190)					(190)
Excess tax benefit on exercise of options	1,274		1,274
Balance at Dec. 31, 2012	$ 754,575	$ 5,067	$ 237,217	$ 100	$ (8,776)	$ 520,967
Balance (in shares) at Dec. 31, 2012		60,287,498

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 55,420	$ 22,880	$ 87,071
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	233	136	136
Depreciation expense	35,210	34,030	31,425
Amortization of intangibles	7,613	4,652	2,448
Amortization of government grants	(154)	(115)	(220)
Stock compensation expense	11,521	9,355	7,408
Deferred taxes	(10,430)	(6,121)	2,334
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	(79,155)	(32,081)	18,267
Decrease/(increase) in unbilled revenue	13,227	(27,164)	(4,887)
Decrease/(increase) in other receivables	1,125	(1,669)	469
(Increase)/decrease in prepayments and other current assets	682	(1,345)	(783)
Increase in other non current assets	(861)	(233)	(1,271)
Increase/(decrease) in payments on account	68,654	9,494	(29,191)
Increase/(decrease) in other current liabilities	17,035	20,390	(13,848)
Increase/(decrease) in other non current liabilities	189	(613)	999
Decrease in income taxes payable	(7,916)	(2,753)	(13,576)
Increase/(decrease) increase in accounts payable	1,038	(8,652)	647
Net cash provided by operating activities	113,431	20,191	87,428
Cash flows from investing activities:
Purchase of property, plant and equipment	(30,791)	(35,284)	(30,952)
Purchase of subsidiary undertakings and acquisition costs	(72,508)	(69,836)	(3,693)
Cash acquired with subsidiary undertaking	2,572	8,300
Sale of short term investments	82,193	438	79,487
Purchase of short term investments	(102,575)	(56,000)	(30,260)
Net cash (used in)/provided by investing activities	(121,109)	(152,382)	14,582
Cash flows from financing activities:
Drawdown of credit lines and facilities	20,000
Repayment of credit lines and facilities	(20,000)
Proceeds from the exercise of share options	13,015	4,665	13,168
Share issuance costs	(74)	(76)	(51)
Excess tax benefit from the exercise of share options	1,274	681	2,345
Repurchase of ordinary shares	(15,605)	(9,005)
Share repurchase costs	(190)	(113)
Receipt of government grant	340
Repayment of other liabilities and finance lease obligations			(166)
Net cash (used in)/provided by financing activities	(1,240)	(3,848)	15,296
Effect of exchange rate movements on cash	3,728	(430)	(6,401)
Net (decrease)/increase in cash and cash equivalents	(5,190)	(136,469)	110,905
Cash and cash equivalents at beginning of year	119,237	255,706	144,801
Cash and cash equivalents at end of year	$ 114,047	$ 119,237	$ 255,706

Description of Business	12 Months Ended
Dec. 31, 2012
Description of Business
1. Description of business

ICON plc and its subsidiaries (“the Company” or “ICON”) is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. We specialize in the strategic development, management and analysis of programs that support all stages of the clinical development process from compound selection to Phase I-IV clinical studies. Our vision is to be the Global CRO partner of choice for the Biopharma industry by delivering best in class information, solutions and performance in clinical and outcomes research.

We believe that we are one of a select group of CRO’s with the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and have the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution At December 31, 2012 we had approximately 9,500 employees, in 82 locations in 40 countries. During the year ended December 31, 2012, we derived approximately 42.3%, 45.8% and 11.9% of our net revenue in the United States, Europe and Rest of World, respectively.

We began operations in 1990 and have expanded our business predominately through internal growth, together with a number of strategic acquisitions to enhance our capabilities and expertise in certain areas of the clinical development process.  We are incorporated in Ireland and our principal executive office is located at: South County Business Park, Leopardstown, Dublin 18, Republic of Ireland. The contact telephone number of this office is 353 (1) 291 2000.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
2. Significant Accounting Policies

The accounting policies noted below were applied in the preparation of the accompanying financial statements of the Company and are in conformity with accounting principles generally accepted in the United States.

(a)           Basis of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. All significant intercompany profits, transactions and account balances have been eliminated. The results of subsidiary undertakings acquired in the period are included in the consolidated statement of operations from the date of acquisition.

(b)           Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The principle management estimates and judgements used in preparing the financial statements relate to revenue recognition, taxation, goodwill and business combinations.

 (c)           Revenue recognition

The Company primarily earns revenues by providing a number of different services to its customers. These services, which are integral elements of the clinical development process, include clinical trials management, biometric activities, consulting, imaging, contract staffing, informatics and laboratory services. Contracts range in duration from a number of months to several years.  Revenue for services, as rendered, is recognized only after persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collectability is reasonably assured.

Clinical trials management revenue is recognized on a proportional performance method. Depending on the contractual terms revenue is either recognized on the percentage of completion method based on the relationship between hours incurred and the total estimated hours of the trial or on the unit of delivery method. Contract costs equate to the product of labor hours incurred and compensation rates.  For the percentage of completion method, the input (effort expended) method has been used to measure progress towards completion as there is a direct relationship between input and productivity. Contract revenue is the product of the aggregated labor hours required to complete the specified contract tasks at the agreed contract rates. The Company regularly reviews the estimate of total contract time to ensure such estimates remain appropriate taking into account actual contract stage of completion, remaining time to complete and any identified changes to the contract scope. Remaining time to complete depends on the specific contract tasks and the complexity of the contract and can include geographical site selection and initiation, patient enrolment, patient testing and level of results analysis required. While the Company may routinely adjust time estimates, the Company’s estimates and assumptions historically have been accurate in all material respects in the aggregate.  Where revenue is recognized on the unit of delivery method, the basis applied is the number of units completed as a percentage of the total number of contractual units.

Biometrics revenue is recognized on a fee-for-service method as each unit of data is prepared on the basis of the number of units completed in a period as a percentage of the total number of contracted units.  Imaging revenue is recognized on a fee-for-service basis recognizing revenue for each image completed. Consulting revenue is recognized on a fee-for-service basis as each hour of the related service is performed. Contract staffing revenue is recognized on a fee-for-service basis, over the time the related service is performed, or in the case of permanent placement, once the candidate has been placed with the client.  Informatics revenue is recognized on a fee-for-service basis.  Informatics contracts are treated as multiple element arrangements, with contractual elements comprising licence fee revenue, support fee revenue and revenue from software services, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price. Licence and support fee revenues are recognized rateably over the period of the related agreement.  Revenue from software services is recognized using the percentage of completion method based on the relationship between hours incurred and the total estimated hours required to perform the service.

Laboratory service revenue is recognized on a fee-for-service basis. The Company accounts for laboratory service contracts as multiple element arrangements, with contractual elements comprising laboratory kits and laboratory testing, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price. Revenues for contractual elements are recognised on the basis of the number of deliverable units completed in the period.

Contracts generally contain provisions for renegotiation in the event of changes in the scope, nature, duration, or volume of services of the contract. Renegotiated amounts are recognised as revenue by revision to the total contract value arising as a result of an authorised customer change order.

The difference between the amount of revenue recognized and the amount billed on a particular contract is included in the balance sheet as unbilled revenue or payments on account. Normally, amounts become billable upon the achievement of certain milestones, for example, target patient enrollment rates, clinical testing sites initiated or case report forms completed. Once the milestone target is reached, amounts become billable in accordance with pre-agreed payment schedules included in the contract or on submission of appropriate billing detail. Such cash payments are not representative of revenue earned on the contract as revenues are recognized over the period in which the specified contractual obligations are fulfilled. Amounts included in unbilled revenue are expected to be collected within one year and are included within current assets. Advance billings to customers, for which revenue has not been recognized, are recognized as payments on account within current liabilities.

In the event of contract termination, if the value of work performed and recognized as revenue is greater than aggregate milestone billings at the date of termination, cancellation clauses ensure that the Company is paid for all work performed to the termination date.

(d)           Reimbursable expenses

Reimbursable expenses comprise investigator payments and certain other costs which are reimbursed by clients under terms specific to each contract and are deducted from gross revenue in arriving at net revenue. Investigator payments are accrued based on patient enrollment over the life of the contract. Investigator payments are made based on predetermined contractual arrangements, which may differ from the accrual of the expense.

(e)           Direct costs

Direct costs consist of compensation, associated employee benefits and share-based payments for project-related employees and other direct project-related costs.

(f)           Advertising costs

All costs associated with advertising and promotion are expensed as incurred. The advertising and promotion expense was $3,679,000, $2,905,000 and $3,431,000 for the years ended December 31, 2012, December 31, 2011 and December 31, 2010 respectively.

(g)           Foreign currencies and translation of subsidiaries

The Company's financial statements are prepared in United States dollars. Transactions in currencies other than United States dollars are recorded at the rate ruling at the date of the transactions. Monetary assets and liabilities denominated in currencies other than United States dollars are translated into United States dollars at exchange rates prevailing at the balance sheet date. Adjustments resulting from these translations are charged or credited to income.  Amounts credited or charged to the statement of operations for the years ended December 31, 2012, December 31, 2011 and December 31, 2010 were as follows:

	Year ended December 31,
	(in thousands)
	2012	2011	2010

Amounts (credited)/charged	$(1,231)	$391	$3,731

The financial statements of subsidiaries with other functional currencies are translated at period end rates for the balance sheet and average rates for the statement of operations. Translation gains and losses arising are reported as a movement on accumulated other comprehensive income.

(h)           Disclosure about fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each material class of financial instrument:

Cash, cash equivalents, unbilled revenue, other receivables, short term investments, prepayments and other current assets, accounts receivable, accounts payable, investigator payments, payments on account, accrued liabilities, accrued bonuses and income taxes payable have carrying amounts that approximate fair value due to the short term maturities of these instruments. Other liabilities’ carrying amounts approximate fair value based on net present value of estimated future cash flows.

 (i)           Business combinations

The cost of a business combination is measured as the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued in exchange for control. Where a business combination agreement provides for an adjustment to the cost of the acquisition which is contingent upon future events, the amount of the estimated adjustment is recognised on the acquisition date at the acquisition date fair value of this contingent consideration. Any changes to this estimate in subsequent periods will depend on the classification of the contingent consideration. If the contingent consideration is classified as equity it shall not be re-measured and the settlement shall be accounted for within equity. If the contingent consideration is classified as an asset or liability any adjustments will be accounted for through the Consolidated Statement of Operations or other comprehensive income depending on whether the asset or liability is considered a financial instrument.

The assets, liabilities and contingent liabilities of businesses acquired are measured at their fair values at the date of acquisition. In the case of a business combination which is completed in stages, the fair values of the identifiable assets, liabilities and contingent liabilities are determined at the date of each exchange transaction. When the initial accounting for a business combination is determined provisionally, any subsequent adjustments to the provisional values allocated to the identifiable assets, liabilities and contingent liabilities are made within twelve months of the acquisition date and presented as adjustments to the original acquisition accounting.

 (j)           Goodwill and Impairment

Goodwill represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.  Goodwill is stated net of any provision for impairment. The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment. The first step is to compare the carrying amount of the reporting unit’s assets to the fair value of the reporting unit. If the carrying amount exceeds the fair value then a second step is completed which involves the fair value of the reporting unit being allocated to each asset and liability with the excess being implied goodwill. The impairment loss is the amount by which the recorded goodwill exceeds the implied goodwill. No impairment was recognized as a result of the impairment testing carried out for the years ended December 31, 2012, December 31, 2011 and December 31, 2010.

(k)           Intangible assets

Intangible assets are amortized on a straight line basis over their estimated useful life.

(l)           Cash and cash equivalents

Cash and cash equivalents include cash and highly liquid investments with initial maturities of three months or less and are stated at cost, which approximates market value.

(m)           Short term investments - available for sale

The Company classifies short-term investments as available for sale in accordance with the terms of FASB ASC 320, Investments – Debt and Equity Securities.  Realized gains and losses are determined using specific identification.  The investments are reported at fair value, with unrealized gains or losses reported in a separate component of shareholders’ equity.  Any differences between the cost and fair value of the investments are represented by accrued interest.

(n)           Inventory

Inventory is valued at the lower of cost and net market value and after provisions for obsolescence. Cost of inventories comprises the purchase price and attributable costs, less trade discounts.  At December 31, 2012 the carrying value of inventory, included within prepayments and other current assets on the balance sheet, was $3.0 million (2011: $2.8 million).

(o)           Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5
Computer equipment and software	2-8

Leasehold improvements are amortized using the straight-line method over the estimated useful life of the asset or the lease term, whichever is shorter.

(p)           Leased assets

Costs in respect of operating leases are charged to the statement of operations on a straight line basis over the lease term.

Assets acquired under capital finance leases are included in the balance sheet at the present value of the future minimum lease payments and are depreciated over the shorter of the lease term and their remaining useful lives. The corresponding liabilities are recorded in the balance sheet and the interest element of the capital lease rental is charged to interest expense.

(q)           Income taxes

The Company applies FASB ASC 740, Income Taxes (“ASC 740”), which requires the asset and liability method of accounting for income taxes. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  ASC 740 requires that the Company recognizes the largest amount of tax benefit that is greater than 50% likely of being realized upon effective settlement when considering uncertain tax positions.

 (r)           Government grants

Government grants received relating to capital expenditure are shown as deferred income and credited to income on a basis consistent with the depreciation policy of the relevant assets.  Grants relating to categories of operating expenditures are credited to income in the period in which the expenditure to which they relate is charged.

Under the grant agreements amounts received may become repayable in full should certain circumstances specified within the grant agreements occur, including downsizing by the Company, disposing of the related assets, ceasing to carry on its business or the appointment of a receiver over any of its assets.  The Company has not recognized any loss contingency having assessed as remote the likelihood of these events arising.

(s)           Research and development credits

Research and development credits are available to the Company under the tax laws in certain jurisdictions, based on qualifying research and development spend as defined under those tax laws. Research and development credits are generally recognized as a reduction of income tax expense. However, certain tax jurisdictions provide refundable credits that are not wholly dependent on the Company’s ongoing income tax status or income tax position. In these circumstances the benefit of these credits is not recorded as a reduction to income tax expense, but rather as a reduction of the operating expenditure to which the credits relate.

 (t)           Pension costs

The Company contributes to defined contribution plans covering all eligible employees. The Company contributes to these plans based upon various fixed percentages of employee compensation and such contributions are expensed as incurred.

The Company operates, through a subsidiary, a defined benefit plan for certain of its United Kingdom employees. The Company accounts for the costs of this plan using actuarial models required by FASB ASC 715-30 and the plan is presented in accordance with the requirements of FASB ASC 715-60 Defined Benefit Plans – Other Postretirement.

(u)           Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income used for basic and diluted net income per ordinary share. The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2012	2011	2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,968,174	60,379,338	59,718,934
Effect of dilutive share options outstanding	482,532	691,348	918,169
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	60,450,706	61,070,686	60,637,103

(v)           Share-based compensation

The Company accounts for its share options and restricted share units (“RSU’s”) in accordance with the provisions of FASB ASC 718, Compensation – Stock Compensation. Share-based compensation expense for equity-settled awards made to employees and directors is measured and recognized based on estimated grant date fair values. These awards include employee stock options and RSU’s.

Share-based compensation expense for stock options awarded to employees and directors is estimated at the grant date based on each option’s fair value as calculated using the Black-Scholes option-pricing model. Share-based compensation for RSU’s awarded to employees and directors is calculated based on the market value of the Company’s shares on the date of award of the RSU’s. The value of awards expected to vest is recognized as an expense over the requisite service periods.

Estimating the fair value of share-based awards as of the grant date using an option-pricing model, such as the Black-Scholes model, is affected by the Company’s share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates, and the expected term of the awards.

(w)           Impairment of long-lived assets

Long lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less selling costs.

 (x)           Reclassifications

Certain amounts in the consolidated financial statements have been reclassified where necessary to conform to the current year presentation.

Short term investments - available for sale	12 Months Ended
Dec. 31, 2012
Short term investments - available for sale
3. Short term investments - available for sale

	December 31,	December 31,
	2012	2011
	(in thousands)

At start of year	$54,940	$-
Additions	102,575	56,000
Disposals	(82,193)	(438)
Unrealized capital gain/(loss) - investments	861	(622)

At end of year	$76,183	$54,940

The Company classifies its short term investments as available for sale.  Short term investments comprise highly liquid investments with maturities of greater than three months and minimum “A” rated fixed and floating rate securities.  The investments are reported at fair value with unrealized gains or losses reported in a separate component of shareholders’ equity.  Any differences between the cost and fair value of investments are represented by accrued interest. The fair value of short term investments are represented by level 1 fair value measurements – quoted prices in active markets for identical assets.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
4. Goodwill

	December 31,	December 31,
	2012	2011
	(in thousands)
Opening goodwill	$253,393	$175,860
Current year acquisitions	55,759	83,656
Prior year acquisitions	1,382	-
Foreign exchange movement	4,907	(6,123)
Closing goodwill	$315,441	$253,393

The Company has made a number of strategic acquisitions since its inception to enhance its capabilities and experience in certain areas of the clinical development process.  Goodwill arising on acquisition represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed.  Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.

The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment.  The results of the Company’s goodwill impairment testing during the year ended December 31, 2012, indicated the existence of sufficient headroom such that a reasonably possible change to the key assumptions used would be unlikely to result in an impairment of the related goodwill.

(a) Acquisition of PriceSpective

On February 28, 2012 the Company acquired 100% of the common stock of PriceSpective LLC (PriceSpective) strategy consulting company for an initial cash consideration of $37.1 million.  Headquartered in Philadelphia, and with offices in London, Los Angeles, San Diego, Raleigh and Boston, PriceSpective is a premier consultancy that has a strong reputation for excellence in strategic pricing, market access, Health Economics and Outcomes Research (“HEOR”), due diligence support and payer engagement services. Since PriceSpective’s incorporation in 2003, it has developed strategies for dozens of new product launches, and hundreds of development and in-market products, across 40+ disease areas. Further consideration of up to $15.0 million was payable if certain performance milestones were achieved in respect of periods up to December 31, 2012. On August 13, 2012 the Company paid $5.0 million in relation to performance milestones for the year ended December 31, 2011.  At December 31, 2012 the Company has recorded a liability of $10.0 million in respect of the milestones for the year ended December 31, 2012.

The following table summarizes the Company’s estimates of the fair values of assets acquired and the liabilities assumed:

February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	42,247
Intangible asset – customer relationships	10,237
Intangible asset – order backlog	405
Intangible asset – non-compete arrangements	392
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,788)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	$37,098

Cash consideration	$37,199
Working capital adjustment	(101)
Contingent consideration	15,000
Amount of total consideration	52,098
Liabilities included in preliminary purchase price allocation re contingent consideration	(15,000)
Net assets acquired	$37,098

* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.

The proforma effect of the PriceSpective acquisition if completed on January 1, 2011 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2011 and December 31, 2012 as follows:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Net revenue	$1,118,410	$964,388
Net income	$55,931	$25,363
Basic earnings per share	$0.93	$0.42
Diluted earnings per share	$0.93	$0.42

(b) Acquisition of BeijingWits Medical

On February 15, 2012 the Company acquired 100% of the common stock of BeijingWits Medical Consulting Co. Limited (BeijingWits Medical), a leading Chinese CRO, for an initial cash consideration of $9.0 million. BeijingWits Medical offers full-service clinical development capabilities and has a strong track record in clinical trial execution in China. It is a renowned expert in Chinese regulatory processes and a leading advocate of International Conference on Harmonisation Good Clinical Practice (“ICH GCP”) in China. In addition to boosting the Company’s service capabilities in the region, BeijingWits Medical will also strengthen the Company’s presence through the addition of over 100 highly qualified and experienced professionals in Beijing, Shanghai, Chengdu, Guangzhou, Wuhan and Hong Kong. Further consideration of up to $7.0 million may become payable if certain performance milestones are achieved in respect of periods up to December 31, 2013.  At December 31, 2012 the Company has recorded a liability of $7.0 million in respect of the additional consideration.

The following table summarizes the Company’s estimates of the fair values of assets acquired and the liabilities assumed:

February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	13,512
Intangible asset – customer relationships	1,761
Intangible asset – order backlog	376
Intangible asset – non-compete arrangements	97
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Deferred tax liability	(559)
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	$9,000

Cash consideration	$9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation re contingent consideration	(7,000)
Net assets acquired	$9,000
* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.

The proforma effect of the BeijingWits acquisition if completed on January 1, 2011 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2011 and December 31, 2012 as follows:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Net revenue	$1,115,355	$989,942
Net income	$55,349	$22,549
Basic earnings per share	$0.92	$0.37
Diluted earnings per share	$0.92	$0.37

(c) Acquisition of Firecrest Clinical

On July 14, 2011 the Company acquired 100% of the common stock of Firecrest Clinical Limited (“Firecrest”), a market leading provider of technology solutions that boost investigator site performance and study management, for an initial cash consideration of €17.0 million ($24.5 million). Headquartered in Limerick, Ireland, Firecrest Clinical provides a comprehensive site performance management system that is used to improve compliance consistency and execution of activities at investigative sites. The acquisition agreement provided that further consideration of up to €33.0 million ($46.8 million) may become payable if certain performance milestones are achieved in respect of periods up to June 30, 2013. At the date of acquisition the Company recorded a liability of €31.3 million ($44.0 million) in relation to these performance milestones. In March 2012 €3.0 million ($4.0million) was paid by the Company in relation to performance milestones for the six months ended June 30, 2011 and in July 2012 a further €10 million ($12.5 million) was paid by the Company in relation to performance milestones for the year ended December 31, 2011, both amounts representing the full amount of additional consideration potentially payable. At December 31, 2012 the Company has recorded a liability of €19.5 million ($25.8 million) in relation to the remaining performance milestones.

The acquisition agreement also provided for certain working capital targets to be achieved by Firecrest Clinical on completion.  In March 2012 the Company paid €0.4 million ($0.5 million) on completion of this review.

The acquisition of Firecrest has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill*	48,073
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Liability arising from contingent consideration arrangement	(44,028)
Net assets acquired	$24,463

Cash consideration	$24,463
Contingent consideration	44,028
Amount of total consideration	68,491
Liabilities included in preliminary purchase price allocation re contingent consideration	(44,028)
Net assets acquired	$24,463

*
Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

The proforma effect of the Firecrest acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$952,729	$906,311
Net income	$25,851	$86,127
Basic earnings per share	$0.43	$1.44
Diluted earnings per share	$0.42	$1.42

(d) Acquisition of Oxford Outcomes

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited (“Oxford Outcomes”), an international health outcomes consultancy business, for an initial cash consideration of £18.1 million ($28.1 million).  Headquartered in Oxford, United Kingdom, and with offices in the USA and Canada, Oxford Outcomes provides specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.  On the same day a put and call option was agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes during the year ended December 31, 2011 for cash consideration of £3.8 million ($6.0 million).  This option was exercised in October 2011.

Additional consideration of up to £8.0 million ($12.6 million) was potentially payable if certain performance milestones were achieved by Oxford Outcomes in respect of periods up to March 31, 2012; £4.0 million ($6.3 million) in respect of the year ended March 31, 2011 and £4.0 million ($6.3 million) in respect of the year ended March 31, 2012. Performance milestones in respect of both periods have been achieved.  £4.0 million ($6.3 million) was paid during the year ended December 31, 2011 in respect of the milestone for the year ended March 31, 2011. A part payment of £2.0 million ($3.3 million) in respect of March 31, 2012 milestone was made by the Company in October 2012. At December 31, 2012, the Company has recorded a liability of £2.0 million ($3.1 million) in relation to the milestone for the year ended March 31, 2012.

The acquisition agreement also provided for certain working capital targets to be achieved by Oxford Outcomes on completion.  In May 2011 the Company paid an additional £3.3 million ($5.1 million) in respect of certain elements of this review and in March 2012 paid a further £0.8 million ($1.2 million) on completion of the review.

The acquisition of Oxford Outcomes has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill*	36,432
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,015
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Liability arising from contingent consideration arrangement	(12,474)
Net assets acquired	$40,390

Cash consideration	$28,114
Working capital adjustment	6,383
Put and call option	5,893
Contingent consideration	12,474
Amount of total consideration	52,864
Liabilities included in preliminary purchase price allocation re contingent consideration	(12,474)
Net assets acquired	$40,390

*
Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

The proforma effect of the Oxford Outcomes acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$945,729	$919,524
Net income	$22,880	$91,524
Basic earnings per share	$0.38	$1.53
Diluted earnings per share	$0.37	$1.51

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets
5. Intangible Assets

	December 31,	December 31,
	2012	2011
Cost	(in thousands)
Customer relationships acquired	$33,951	$22,193
Technology asset acquired	11,169	11,169
Order backlog	2,571	3,260
Tradenames acquired	1,357	1,357
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	-
Foreign exchange movement	(1,001)	(1,728)
Total cost	49,861	37,576
Accumulated amortization	(15,363)	(9,467)
Foreign exchange movement	(51)	151

Net book value	$34,447	$28,260

On February 28, 2012 the Company acquired PriceSpective a strategy consulting company. The value of certain customer relationships identified of $10.2 million is being amortized over approximately 10 years, the estimated period of benefit. The value of order backlog and certain non-compete arrangements identified of $0.4 million and $0.4 million respectively are being amortized over approximately 0.8 and 3 years, the estimated period of benefit.  $1,367,000 has been amortized in the period since the date of acquisition.

On February 15, 2012 the Company acquired BeijingWits Medical, a Chinese CRO. The value of certain customer relationships and order backlog identified of $1.8 million and $0.4 million respectively are being amortized over approximately 10 and 4 years, the estimated period of benefit. The value of certain non-compete arrangements identified of $0.01 million are being amortized over approximately 5 years, the estimated period of benefit.  $253,000 has been amortized in the period since the date of acquisition.

On July 14, 2011 the Company acquired Firecrest Clinical Limited, a provider of technology solutions that boost investigator site performance and study management. The value of certain technology assets and customer relationships identified of $11.2 million and $5.2 million respectively are being amortized over approximately 7.5 years, the estimated period of benefit. The value of the Firecrest tradename and order backlog identified of $1.4 million and $1.2 million respectively are being amortized over approximately 4.5 and 1.2 years, the estimated period of benefit.  $4,482,000 has been amortized in the period since the date of acquisition.

On January 14, 2011 the Company acquired Oxford Outcomes Limited, an international health outcomes consultancy business. The value of certain customer relationships and order backlog identified of $6.6 million and $0.6 million respectively are being amortized over approximately 6.5 and 2 years, the estimated period of benefit.   $2,666,000 has been amortized in the period since the date of acquisition. A put and call option was also agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes Limited. This option was exercised in October 2011.

On May 17, 2010 the Company acquired Timaq Medical Imaging, a European provider of advanced imaging services.  The value of certain client relationships identified of $0.8 million is being amortized over approximately 3 years, the estimated period of benefit.  $674,000 has been amortized in the period since the date of acquisition.

During the year ended December 31, 2009 the Company completed the acquisitions of Qualia Clinical Services, Inc, a US provider of Phase I clinical trial services and Veeda Laboratories Limited, a specialist provider of biomarker laboratory services. The value of certain client relationships identified of $0.4 million is being amortized over 3 years, the estimated period of benefit.  $352,000 has been amortized in the period since the date of acquisition.

On November 14, 2008 the Company acquired Prevalere Life Sciences, a US provider of bioanalytical and immunoassay laboratory services.  The value of certain customer relationships identified of $7.4 million is being amortized over periods ranging from approximately 7 to 11 years, the estimated period of the benefit.  $3,347,000 has been amortized in the period since the date of acquisition.

On February 11, 2008 the Company acquired Healthcare Discoveries, a US provider of Phase I clinical trial services.  The value of certain client relationships identified of $1.6 million is being amortized over periods ranging from approximately 2 to 9 years, the estimated periods of benefit.  The value of certain volunteer lists identified of $1.3 million is being amortized over approximately 6 years, the estimated period of benefit. $2,222,000 has been amortized in the period since the date of acquisition.

Future intangible asset amortization expense for the years ended December 31, 2013 to December 31, 2017 is as follows:

Year ended December 31 (in thousands)
2013	$6,078
2014	5,800
2015	5,642
2016	5,048
2017	4,182

$26,750

Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, net
6. Property, Plant and Equipment, net

	December 31,	December 31,
	2012	2011
	(in thousands)
Cost
Land	$3,325	$3,323
Building	94,395	92,859
Computer equipment and software	189,455	179,850
Office furniture and fixtures	66,351	62,458
Laboratory equipment	32,724	32,156
Leasehold improvements	10,482	9,462
Motor vehicles	69	70
	396,801	380,178
Less accumulated depreciation and asset write off	(228,428)	(211,717)

Property, plant and equipment (net)	$168,373	$168,461

Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities
7. Other Liabilities

	December 31,	December 31,
	2012	2011
	(in thousands)

Personnel related liabilities	$90,902	$62,017
Facility related liabilities	15,393	14,776
General overhead liabilities	22,776	24,520
Other liabilities	5,010	1,823
Short term government grants (note 11)	235	79
Restructuring and other items (note 14)	926	3,874
Acquisition consideration payable	45,850	37,615
Share repurchase program	-	1,259

	$181,092	$145,963

Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Non-Current Liabilities
8. Other Non-Current Liabilities

	December 31,	December 31,
	2012	2011
	(in thousands)

Personnel related liabilities	$6,920	$-
Defined benefit pension obligations, net (note 9)	$4,720	$4,903
Acquisition consideration payable	-	11,903
Other non-current liabilities	2,672	3,232

	$14,312	$20,038

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits
9. Employee Benefits

Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 6% of the participant's annual compensation. Contributions to this plan are recorded, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2010, December 31, 2011 and December 31, 2012 were $14,206,000, $16,644,000 and $18,187,000 respectively.

The Company's United States operations maintain a retirement plan (the "U.S. Plan") that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 50% of each participant's contributions; each participant can contribute up to 6% of their annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2010, December 31, 2011 and December 31, 2012 were $6,603,000, $7,064,000 and $8,442,000 respectively.

One of the Company’s subsidiaries which was acquired during the 2003 fiscal year, ICON Development Solutions Limited, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2012, December 31, 2011 and December 31, 2010, consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2012	December 31, 2011
	(in thousands)
Benefit obligation at beginning of year	$19,924	$16,482
Service cost	242	212
Interest cost	964	931
Plan participants’ contributions	101	134
Benefits paid	(237)	(109)
Actuarial loss	405	2,621
Foreign currency exchange rate changes	1,128	(347)

Benefit obligation at end of year	$22,527	$19,924

Change in plan assets	December 31, 2012	December 31, 2011
	(in thousands)
Fair value of plan assets at beginning of year	$15,021	$15,499
Actual return on plan assets	1,810	(604)
Employer contributions	239	273
Plan participants’ contributions	101	135
Benefits paid	(237)	(109)
Foreign currency exchange rate changes	873	(173)

Fair value of plan assets at end of year	$17,807	$15,021

The fair values of the assets above do not include any of the Company’s own financial instruments, property occupied by, or other assets used by, the Company.

Funded status	December 31, 2012	December 31, 2011
	(in thousands)
Projected benefit obligation	$(22,527)	$(19,924)
Fair value of plan assets	17,807	15,021

Funded status	$(4,720)	$(4,903)

Non-current other liabilities	$(4,720)	$(4,903)
The following amounts were recorded in the consolidated statement of operations as components of the net periodic benefit cost/(credit)

	December 31, 2012	December 31, 2011	December 31, 2010
	(in thousands)

Service cost	$242	$212	$184
Interest cost	964	931	746
Expected return on plan assets	(895)	(1,141)	(980)
Amortization of net (gain)/loss	179	-	-

Net periodic benefit (credit)/cost	$490	$2	$(50)

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost/(credit) for the years ended December 31, 2010, December 31, 2011 and December 31, 2012:

	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
Discount rate	4.7%	5.4%	5.7%
Rate of compensation increase	3.5%	4.0%	4.0%
Expected rate of return on plan assets	5.8%	7.1%	7.4%

Accumulated other comprehensive income	December 31, 2012	December 31, 2011	December 31, 2010
	(in thousands)
Actuarial loss - benefit obligation	$405	$2,621	$2,232
Actuarial (gain)/loss – plan assets	(915)	1,744	(1,023)
Actuarial loss recognized in net periodic benefit cost	(179)	-	-

Total	$(689)	$4,365	$1,209

The estimated net gain and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $135,000 and $nil respectively.

Amounts recognized in accumulated other comprehensive income that has not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2012	December 31, 2011	December 31, 2010
	(in thousands)
Net actuarial (gain)/loss	$3,371	$4,060	$(305)

Total	$3,371	$4,060	$(305)

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2012:

	December 31,	December 31,
	2012	2011
Discount rate	4.6%	4.7%
Rate of compensation increase	3.4%	3.5%

The discount rate is determined by reference to UK long dated government and corporate bond yields at the balance sheet date.  This is represented by the iboxx corporate bond over 15 year index plus 50 basis points.  At December 31, 2012 the Company, with input from its actuarial advisors, refined its estimate of the discount rate used in calculating the benefit obligation and applied an additional 50 basis points to the  iboxx corporate bond over 15 year index to reflect the long term nature of the benefit obligation.  Had this not been applied and a discount rate of 4.1% used, the benefit obliation at December 31, 2012 would have been $25,577,000.

Plan Assets

The assets of the scheme are invested in the Legal and General Global Equity and Fixed Index Fund.  The aim of this fund is to capture the returns on UK and overseas equity markets with a more even investment in UK and overseas equities than would be provided by reference to market capitalization or consensus weights.  The expected long-term rate of return on assets at December 31, 2012 of 5.7% was calculated as the value of the fund after application of a market value reduction factor.   The expected long term rates of return on different asset classes over the long term are as follows:

Asset Category	Expected long-term return per annum
Equity	5.8%
Bonds	4.6%

At December 31, 2012 UK gilts were yielding around 2.7% per annum. This is often referred to as the risk free rate of return as UK gilts have a negligible risk of default and the income payments and capital on redemption are guaranteed by the UK Government.  The long-term expected return on equities has been determined by setting appropriate risk premiums above the yield on UK gilts.  A long term equity “risk-premium” of 3.1% per annum has been assumed, this being the expected long-term out-performance of equities over UK gilts.  The long-term expected return on bonds is determined by reference to UK long dated government and corporate bond yields at the balance sheet date.  This is represented by the iboxx AA 15 index plus 50 basis points.

The underlying asset split of the fund is shown below.

Asset Category	December 31, 2012	December 31, 2011
Equity	90%	90%
Bonds	10%	10%
	100%	100%
Applying the above expected long term rates of return to the asset distribution at December 31, 2012, gives rise to an expected overall rate of return of scheme assets of approximately 5.7% per annum.

Plan Asset Fair Value Measurements
Quoted Prices in Active Markets for Identical Assets
Level 1
(in thousands)

Cash	$13

Equity Securities
Legal and General UK Equity Index	6,404
Legal and General North America Equity Index	3,082
Legal and General Europe (ex UK) Equity Index	3,303
Legal and General Japan Equity Index	1,637
Legal and General Asia Pac (ex Japan) Equity Index	1,630

Fixed Income Securities
Legal and General over 15 year Gilts Index	564
Legal and General AAA-AA-A Bonds Over 15 year Index	597
Legal and General over 5 year Index-Linked Gilts Index	577

$17,807

Cash Flows

The Company expects to contribute $0.3 million to its pension fund in the year ending December 31, 2013.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2013	$81
2014	81
2015	81
2016	81
2017	81
Years 2018 - 2022	$406

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience.  At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets.  The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets.  If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.

Equity Incentive Schemes and Stock Compensation Charges	12 Months Ended
Dec. 31, 2012
Equity Incentive Schemes and Stock Compensation Charges
10. Equity Incentive Schemes and Stock Compensation Charges

Share Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.

Each option granted under the 2008 Employee Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Plan.   No options may be granted under the 2008 Option Plans after July 21, 2018.

On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board may grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares.  Each grant of an option under the 2003 Share Option Plan will be evidenced by a Stock Option Agreement between the employee and the Company. The exercise price will be specified in each Stock Option Agreement.

An aggregate of 6.0 million ordinary shares have been reserved under the 2003 Share Option Plan; and, in no event will the number of ordinary shares that may be issued pursuant to options awarded under the 2003 Share Option Plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determines otherwise. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2003 Share Option Plan during any calendar year to any employee shall be 400,000 ordinary shares.  No options can be granted after January 17, 2013.

Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant.  Share options typically vest over a period of five years from date of grant and expire eight years from date of grant.  The maximum contractual term of options outstanding at December 31, 2012 is eight years.

The following table summarizes the transactions for the Company’s share option plans for the years ended December 31, 2012, December 31, 2011 and December 31, 2010:

	Options Granted Under Plans	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2009	5,408,222	5,408,222	$18.99	$7.60
Granted	1,038,327	1,038,327	$24.34	$9.08
Exercised	(1,237,015)	(1,237,015)	$10.64	$4.69
Cancelled	(410,857)	(410,857)	$25.86	$9.91
Outstanding at December 31, 2010	4,798,677	4,798,677	$21.71	$8.47
Granted	989,449	989,449	$19.66	$8.20
Exercised	(430,340)	(430,340)	$10.84	$4.80
Cancelled	(454,968)	(454,968)	$25.77	$9.87
Outstanding at December 31, 2011	4,902,818	4,902,818	$21.87	$8.61
Granted	842,273	842,273	$22.01	$9.59
Exercised	(890,236)	(890,236)	$14.62	$6.16
Cancelled	(504,224)	(504,224)	$25.14	$9.76
Outstanding at December 31, 2012	4,350,631	4,350,631	$23.01	$9.17

Vested and exercisable at December 31, 2012	2,256,098	2,256,098	$23.54	$9.07

The weighted average remaining contractual life of options outstanding and options exercisable at December 31, 2012, was 4.67 years and 3.34 years respectively. 756,637 options are expected to vest during the year ended December 31, 2013.

The intrinsic value of options exercised during the year ended December 31, 2012 amounted to $11.7 million.  The intrinsic value of options outstanding and options exercisable at December 31, 2012 amounted to $26.0 million and $13.8 million respectively.  Intrinsic value is calculated based on the market value of the Company’s shares at December 31, 2012.

Non vested shares outstanding as at December 31, 2012 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Granted	842,273	22.01	9.59
Vested	(985,264)	23.95	9.04
Forfeited	(296,786)	23.60	9.17

Non vested outstanding at December 31, 2012	2,094,533	$22.43	$9.17

Outstanding and exercisable share options:

The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2012:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$8.60	12,940	0.13	$8.60	12,940	$8.60
$10.42	20,000	1.04	$10.42	20,000	$10.42
$11.00	274,767	1.09	$11.00	274,767	$11.00
$15.47	630	4.33	$15.47	270	$15.47
$15.84	103,000	4.33	$15.84	81,800	$15.84
$16.80	150,000	6.83	$16.80	30,000	$16.80
$17.17	30,000	6.85	$17.17	6,000	$17.17
$18.00	58,000	1.83	$18.00	58,000	$18.00
$18.98	9,000	3.87	$18.98	7,200	$18.98
$19.45	21,000	5.82	$19.45	1,200	$19.45
$20.16	2,000	5.87	$20.16	800	$20.16
$20.28	600,547	6.17	$20.28	149,058	$20.28
$20.59	185,000	7.14	$20.59	-	$20.59
$21.25	462,831	2.12	$21.25	462,831	$21.25
$21.76	1,000	2.31	$21.76	1,000	$21.76
$22.10	800	4.56	$22.10	-	$22.10
$22.26	415,953	4.15	$22.26	229,621	$22.26
$22.30	608,073	7.32	$22.30	-	$22.30
$22.60	2,000	2.65	$22.60	2,000	$22.60
$23.20	4,000	5.70	$23.20	1,600	$23.20
$23.66	9,580	7.57	$23.66	-	$23.66
$24.25	150,000	5.18	$24.25	150,000	$24.25
$24.46	507,728	5.17	$24.46	196,667	$24.46
$26.20	2,400	5.38	$26.20	960	$26.20
$26.27	2,000	3.81	$26.27	1,600	$26.27
$26.71	12,450	7.70	$26.71	-	$26.71
$27.91	2,000	5.41	$27.91	800	$27.91
$29.45	8,000	5.32	$29.45	3,200	$29.45
$35.33	685,932	3.15	$35.33	555,384	$35.33
$36.05	6,000	3.40	$36.05	6,000	$36.05
$36.20	2,000	3.33	$36.20	1,600	$36.20
$41.25	1,000	3.67	$41.25	800	$41.25
$8.60 - $41.25	4,350,631	4.67	$23.01	2,256,098	$23.54

Options outstanding include both vested and unvested options as at December 31, 2012. Options excercisable represent options which have vested at December 31, 2012. From the date of grant, substantially all options vest over a five year period at 20% per anum.

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the years ended December 31, 2012, December 31, 2011 and December 31, 2010 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010

Weighted average fair value	$9.59	$8.20	$9.08

Assumptions:
Expected volatility	50%	45%	45%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.83%	1.4%	1.5%
Expected life	5.0 years	5.0 years	4.05 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules, and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan.  An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan. Restricted Share Units (“RSU’s”) typically vest over periods ranging from one to five years. The Company issues new ordinary shares on the date of vesting of the RSU.

The Company has awarded RSU’s to certain key executives of the Group. The following table summarizes RSU activity for the year ended December 31, 2012:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	365,000	$19.46

Awarded	281,000	$21.64
Ordinary shares issued	-	-
Forfeited	(150,000)	$20.89

Outstanding at December 31, 2012	496,000	$20.26	1.96

The fair value of RSU’s vested for the year ended December 31, 2012 totaled $0.0 million (2011: $0.1 million).

Non-cash stock compensation expense

Income from operations for the year ended December 31, 2012 is stated after charging $11.5 million in respect of non-cash stock compensation expense.  Non-cash stock compensation expense for the year ended December 31, 2012 has been allocated as follows:

	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	(in thousands)
Direct costs	$6,007	$5,155	$4,049
Selling, general and administrative	$4,894	$4,200	$3,359
Restructuring and other non-recurring items (note 14)	$620	-	-

Total compensation costs	$11,521	$9,355	$7,408

Total non-cash stock compensation expense not yet recognized at December 31, 2012 amounted to $19.7 million.  The weighted average period over which this is expected to be recognized is 2.87 years.  Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to $1.3 million for the year ended December 31, 2012 (2011: $0.7 million, 2010: $2.3 million).

Government Grants	12 Months Ended
Dec. 31, 2012
Government Grants
11. Government Grants

	December 31,	December 31,
	2012	2011
	(in thousands)
Received	$3,473	$3,133
Less accumulated amortization	(2,148)	(1,994)
Foreign exchange translation adjustment	337	291
	1,662	1,430
Less current portion	(235)	(79)
	$1,427	$1,351

Capital grants received may be refundable in full if certain events occur. Such events, as set out in the related grant agreements, include sale of the related asset, liquidation of the Company or failure to comply with other conditions of the grant agreements.  No loss contingency has been recognized as the likelihood of such events arising has been assessed as remote.  Government grants amortized to the profit and loss account amounted to $154,000 and $115,000 for the years ended December 31, 2012 and December 31, 2011 respectively.   As at December 31, 2012 the Company had $1.9 million in restricted retained earnings, pursuant to the terms of grant agreements.

Share Capital	12 Months Ended
Dec. 31, 2012
Share Capital
12. Share Capital

Holders of ordinary shares will be entitled to receive such dividends as may be recommended by the board of directors of the Company and approved by the shareholders and/or such interim dividends as the board of directors of the Company may decide. On liquidation or a winding up of the Company, the par value of the ordinary shares will be repaid out of the assets available for distribution among the holders of the ordinary shares of the Company. Holders of ordinary shares have no conversion or redemption rights. On a show of hands, every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.

During the year ended December 31, 2012, 890,236 options were exercised by employees at an average exercise price of $14.62 per share for total proceeds of $13.0 million.

During the year ended December 31, 2011, 430,340 options were exercised by employees at an average exercise price of $10.84 per share for total proceeds of $4.7 million. During the year ended December 31, 2011 3,768 ordinary shares were issued in respect of certain RSU’s previously awarded by the Company.

During the year ended December 31, 2010, 1,237,015 options were exercised by employees at an average exercise price of $10.64 per share for total proceeds of $13.2 million.  During the year ended December 31, 2010 2,512 ordinary shares were issued in respect of certain RSU’s previously awarded by the Company.

Share Repurchase Program

On October 27, 2011 the Company announced its intention to commence a share repurchase program of up to $50 million. On November 22, 2011 the Company entered into two separate share repurchase plans of up to $10 million each, covering the periods November 23, 2011 to December 31, 2011 and January 1, 2012 to February 20, 2012 respectively.  On February 21, 2012 the Company entered into a further share repurchase plan of up to $20 million, covering the period February 22, 2012 to April 22, 2012. On  April 27, 2012 the Company entered into a fourth share repurchase plan of up to $20 million, covering the period April 27, 2012 to July 18, 2012. On July 30, 2012 the Company entered into a fifth share repurchase plan of up to $10 million, covering the period July 30, 2012 to October 26, 2012.

Under the repurchase program, a broker purchased the Company’s shares from time to time on the open market or in privately negotiated transactions in accordance with agreed terms and limitations. The program was designed to allow share repurchases during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information, applicable insider trading laws or self-imposed trading blackout periods.  The Company’s instructions to the broker were irrevocable and the trading decisions in respect of the repurchase program were made independently of and uninfluenced by the Company.  The Company confirms that on entering the share repurchase plans it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional plans whilst in possession of such information.

During the year ended December 31, 2012 738,341 ordinary shares were repurchased by the Company for a total consideration of $15.6 million.  During the year ended December 31, 2011 545,597 ordinary shares were repurchased by the Company for a total consideration of $9.0 million.  As at December 31, 2012 1,283,938 ordinary shares have been repurchased by the Company for a total consideration of $24.6 million. All ordinary shares repurchased by the Company were cancelled, and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
13. Income Taxes

The Company’s United States and Irish based subsidiaries file tax returns in the United States and Ireland respectively. Other foreign subsidiaries are taxed separately under the laws of their respective countries.

The components of income before provision for income tax expense are as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$12,157	$(33,732)	$37,298
United States	11,371	13,317	12,276
Other	43,693	49,410	43,150

Income before provision for income taxes	$67,221	$28,995	$92,724

The components of total income tax expense are as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Provision for income taxes:
Current:
Ireland	$1,684	$351	$4,522
United States	12,290	6,367	(1,915)
Other	8,257	5,518	712

Total current tax	22,231	12,236	3,319

Deferred expense/(benefit):
Ireland	(287)	(3,825)	788
United States	(9,715)	(1,711)	1,322
Other	(428)	(585)	224

Total deferred tax expense/(benefit)	(10,430)	(6,121)	2,334

Provision for income taxes	11,801	6,115	5,653

Impact on shareholders equity & OCI of the tax consequence of :
Stock compensation expense	(1,274)	(681)	(2,345)
Currency impact of long term funding	356	(294)	198

Total	$10,883	$5,140	$3,506

Ireland’s statutory income tax rate is 12.5%.  The Company’s consolidated effective tax rate differed from the statutory rate as set forth below;

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2011:12.5%; 2012: 12.5%)	$8,401	$3,625	$11,590
Foreign and other income taxed at higher/(reduced) rates	7,873	5,373	(4,765)
Research & development tax incentives	(4,954)	(6,341)	(1,927)
Movement in valuation allowance	1,557	4,362	822
Prior year over provision in respect of foreign taxes	(678)	(83)	(285)
Effects of permanent items	(26)	(615)	97
Other	(372)	(206)	121

	$11,801	$6,115	$5,653

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$6,631	$7,331	$6,645
Goodwill	11,467	9,443	8,055
Other intangible assets	2,707	3,525	223
Accruals	77	1,185	149
Other	88	97	835
Unrealised FX	1,160	-	-

Total deferred tax liabilities recognized	22,130	21,581	15,907

Deferred tax assets:
Net operating loss carry forwards	25,116	21,981	16,580
Property, plant and equipment	2,345	1,324	882
Accrued expenses and payments on account	19,382	11,652	6,607
Stock options	5,586	4,818	3,522
Deferred compensation expense	1,136	1,197	1,349
Other	-	214	90
Unrealised FX	98	-	-
Total deferred tax assets	53,663	41,186	29,030
Valuation allowance for deferred tax assets	(18,817)	(16,445)	(12,290)

Deferred tax assets recognized	$34,846	$24,741	$16,740

Net deferred tax asset	$12,716	$3,160	$833
$13.1 million (2011:$10.1 million) of the deferred tax asset of $34.8 million (2011:$24.7 million) above is non-current.
$20.8 million (2011:$20.4 million) of the deferred tax liability of $22.1 million (2011:$21.6 million) is non-current.

At December 31, 2012 non-U.S subsidiaries had operating loss carry forwards for income tax purposes that may be carried forward indefinitely, available to offset against future taxable income, if any, of approximately $94.4 million (2011:$83.1 million). At December 31, 2012 non-U.S. subsidiaries also had additional operating loss carry forwards of $5.8 million which are due to expire between 2013 and 2015.

At December 31, 2012 U.S. subsidiaries, had U.S. Federal and State net operating loss (“NOL”) carry forwards of approximately $9.6 million and $17.9 million, respectively. These net operating losses are available for offset against future taxable income and expire between 2013 and 2032.  Of the $9.6 million U.S. Federal and $17.9 million State net operating losses, approximately $8.7 million and $17.0 million are currently available for offset against future U.S. Federal and State taxable income respectively. Annual utilization of these state net operating losses may be limited by specific state rules. The subsidiary’s ability to use the remaining U.S. Federal and State net operating loss carry forwards of $0.9 million and $0.9 million, respectively is further limited to $113,000 per year due to a change of ownership in 2000, as defined by Section 382 of the Internal Revenue Code of 1986, as amended.

The expected expiry dates of these losses are as follows:

	Federal	State
	NOL’s	NOL’s
	(in thousands)

2013- 2015	$113	$113
2016- 2020	791	791
2021- 2032	8,742	16,940

	$9,646	$17,844

In addition US subsidiaries has alternative minimum tax credit carry forwards of approximately $0.3 million that are available to reduce future U.S. federal regular income taxes, over an indefinite period.  They also have general business credit carry forwards of approximately $0.3 million that are available to offset future U.S. federal income taxes.

The valuation allowance at December 31, 2012 was approximately $18.8 million.  The valuation allowance for deferred tax assets as of December 31, 2011 and December 31, 2010 was $16.4 million and $12.3 million respectively. The net change in the total valuation allowance was an increase of $2.4 million during 2012 and an increase of $4.1 million during 2011.

The valuation allowances at December 31, 2012 and December 31, 2011 were primarily related to tax losses and tax credits carried forward that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

The Company has not recognized a deferred tax liability for the undistributed earnings of foreign subsidiaries that arose in 2012 and prior years as the Company considers these earnings to be indefinitely reinvested.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31,	December 31,	December 31,
	2012	2011	2010
	(in thousands)
Gross amount of unrecognized tax benefits at start of year	$6,543	$8,566	$15,855

Increase related to prior year tax positions	1,167	304	189
Decrease related to prior year tax positions	-	(36)	(3,861)
Increase related to current year tax positions	1,473	482	-
Settlements	(98)	-	(289)
Lapse of statute of limitations	(1,896)	(2,773)	(3,328)

Gross amount of unrecognized tax benefits at end of year	$7,189	$6,543	$8,566

The relevant statute of limitations for gross unrealized tax benefits totaling $3.5 million could potentially expire during 2013.

Included in the balance of total unrecognized tax benefits at December 31, 2012 there were net potential benefits of $7.2 million, which if recognized, would affect the effective rate on income tax from continuing operations. The balance of total unrecognized tax benefits at December 31, 2011 and December 31, 2010 included net potential benefits which, if recognized, would affect the effective rate of income tax from continuing operations of $6.5 million and $8.1 million respectively.

Interest and penalties recognized as a net benefit during the year ended December 31, 2012 amounted to $0.1 million (2011: $0.4million) and are included within the provision for income taxes.  Total accrued interest and penalties as of December 31, 2012 and December 31, 2011 were $1.1 million and $1.2 million respectively and are included in the closing income tax liabilities at those dates.

Our major tax jurisdictions are the United States and Ireland.  We may potentially be subjected to tax audits in all our major jurisdictions.  In the United States tax periods open to audit include the years December 31, 2009, December 31, 2010, December 31, 2011 and December 31, 2012.  In Ireland tax periods open to audit include the years ended December 31, 2008, December 31, 2009, December 31, 2010, December 31, 2011 and December 31, 2012.  During such audits, local tax authorities may challenge the positions taken by us in tax returns.

Restructuring and Other Items	12 Months Ended
Dec. 31, 2012
Restructuring and Other Items
14. Restructuring and other items

Restructuring and other items recognized during the year ended December 31, 2012 comprise:

	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	(in thousands)
Restructuring charges	$4,525	9,817	-
Other items	1,111	-	-

Net charge	$5,636	$9,817	-

Restructuring Charges

Restructuring charges of $4.5 million were recorded during year ended December 31, 2012 (inclusive of the release of $0.1 million relating to the 2011 Restructuring Plans). During the year ended December 31, 2012 the Company completed a review of its operations to improve resource utilization throughout the business. This review resulted in the adoption of a restructuring plan, to include resource rationalizations in certain areas of the business and a re-organization of available office space at the Company’s Philadelphia facility. A restructuring charge of $4.6 million was recognized during the year ended December 31, 2012; $3.4 million in respect of resource rationalizations and $1.2 million in respect of lease termination and exit costs.

Details of the movement in this Restructuring Plan recognized during the year ended December 31, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,394	$1,250	$4,644
Cash payments	(3,030)	(824)	(3,854)
Foreign exchange movement	(4)	-	(4)

Provision at December 31, 2012	$360	$426	$786

Prior Period Restructuring Charges

During the three months ended March 31, 2011 the Company commenced a review of its operations to improve resource utilization within the business and better align resources to current and future growth opportunities of the business.  This review resulted in the adoption of an initial restructuring plan (the “Q1 2011 Plan”), which resulted in the closure of the Company’s facility in Edinburgh, United Kingdom and resource rationalizations in certain of the more mature markets in which it operates.  A restructuring charge of $5.0 million was recognized in respect of this plan during the three months ended March 31, 2011, $1.0 million in respect of lease termination and exit costs associated with the closure of the Edinburgh facility and $4.0 million in respect of workforce reductions. $3.5 million of costs recognized under the Q1 2011 Plan related to the clinical research segment, while $1.5 million related to the central laboratory business.

During the three months ended September 30, 2011 the Company implemented a further restructuring plan (the “Q3 2011 Plan”) which resulted in the relocation of the Company’s facility in Maryland, USA; and further resource rationalizations.  A restructuring charge of $4.8 million was recognized in respect of this plan during the three months ended September 30, 2011, $0.9 million in respect of lease termination and exit costs associated with the closure of the existing Maryland facility and $3.9 million in respect of workforce reductions.  All costs recognized under the Q3 2011 Plan related to the clinical research segment.

Details of the movement in the 2011 Restructuring Plans recognized during the years ended December 31, 2011 and December 31, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognized	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognized	3,880	935	4,815
Total provision recognized	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)

Provision at December 31, 2011	$2,234	$1,640	$3,874

Cash payments	(2,146)	(1,203)	(3,349)
Amounts released	(32)	(95)	(127)
Property, plant and equipment write-off	-	(263)	(263)
Foreign exchange movement	(20)	25	5

Provision at December 31, 2012	$36	$104	$140

Other Items

On September 30, 2011 Mr. Peter Gray, retired as Chief Executive Officer (“CEO”) of the Company, in accordance with the provisions of his service agreement, which was terminable on twelve months notice by either party. On October 1, 2011 Mr. Gray was appointed Vice Chairman of the Board. On June 11, 2012 the Company entered into an agreement with Mr. Gray whereby Mr. Gray’s employment and directorship of ICON plc and other ICON group companies would terminate on July 19, 2012.  Under the terms of this agreement Mr. Gray would be entitled to be paid €160,000 ($200,000) in lieu of the balance of his notice period and to receive a discretionary bonus of €194,000 ($243,000) in respect of 2012.  In addition, under the agreement Mr. Gray’s unvested share options would vest on the date of termination of his employment.  The Company has recognized a share-based compensation charge of $738,000 in respect of these options during the year ended December 31, 2012, $620,000 of which was recognized within restructuring and other non-recurring items during the three months ended June 30, 2012.

Provision for Doubtful Debts	12 Months Ended
Dec. 31, 2012
Provision for Doubtful Debts
15. Provision for Doubtful Debts

The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2012 comprises:

	December 31,	December 31,
	2012	2011
	(in thousands)
Opening provision	$5,526	$3,284
Amounts used during the year	(756)	(945)
Amounts provided during the year	382	4,190
Amounts released during the year	(105)	(1,003)

Closing provision	$5,047	$5,526

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
16. Commitments and Contingencies

Litigation

The Company is not party to any litigation or other legal proceedings that the Company believes could reasonably be expected to have a material adverse effect on the Company's business, results of operations and financial condition.

Operating Leases

The Company has several non-cancelable operating leases, primarily for facilities, that expire over the next 10 years. These leases generally contain renewal options and require the Company to pay all executory costs such as maintenance and insurance. The Company recognized $52.5 million, $52.2 million and $46.0 million in rental expense for the years ended December 31, 2012, December 31, 2011 and December 31, 2010 respectively. Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2013	$40,412
2014	31,252
2015	24,827
2016	20,474
2017	14,694
Thereafter	32,267

Total	$163,926

Business Segment Information	12 Months Ended
Dec. 31, 2012
Business Segment Information
17. Business Segment Information

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.  The Company also provides laboratory services through its central laboratory business, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China.

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information. The Company has determined that it has two reportable segments, its Clinical Research segment and Central Laboratory segment.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Denmark, Belgium, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at December 31, 2012 and December 31, 2011 and for the years ended December 31, 2012, December 31, 2011 and December 31, 2010 is as follows:

a)  The distribution of net revenue by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Ireland	$171,977	$88,869	$128,790
Rest of Europe	338,537	348,492	292,567
U.S.	471,700	393,957	381,196
Other	132,792	114,411	97,491

Total	$1,115,006	$945,729	$900,044

b)	The distribution of net revenue by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$87,467	$71,549	$63,813
Clinical research	1,027,539	874,180	836,231

Total	$1,115,006	$945,729	$900,044

c)	The distribution of income from operations by geographical area was as follows:

	Year ended
	December	December	December
	2012	2012	2012
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Ireland	$11,733	$(2,074)	$9,659
Rest of Europe	29,786	(546)	29,240
U.S.	23,687	(2,651)	21,036
Other	8,447	(365)	8,082

Total	$73,653	$(5,636)	$68,017

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Ireland	$(33,139)	$(1,564)	$(34,703)
Rest of Europe	35,175	(3,000)	32,175
U.S.	30,127	(5,253)	24,874
Other	7,097	-	7,097

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Ireland	$36,636	-	$36,636
Rest of Europe	24,212	-	24,212
U.S.	25,017	-	25,017
Other	6,230	-	6,230

Total	$92,095	-	$92,095

d)	The distribution of income from operations by business segment was as follows:

	Year ended
	December	December	December
	2012	2012	2012
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)

Central laboratory	$4,059	$(158)	$3,901
Clinical research	69,594	(5,478)	64,116

Total	$73,653	$(5,636)	$68,017

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Central laboratory	$(661)	$(1,545)	$(2,206)
Clinical research	39,921	(8,272)	31,649

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Central laboratory	$(12,759)	-	$(12,759)
Clinical research	104,854	-	104,854

Total	$92,095	-	$92,095

e)	The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Ireland	$110,369	$109,953
Rest of Europe	16,115	16,419
U.S.	32,400	33,086
Other	9,489	9,003

Total	$168,373	$168,461

f)	The distribution of property, plant and equipment, net, by business segment was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Central laboratory	$17,138	$18,292
Clinical research	151,235	150,169

Total	$168,373	$168,461

g)    The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$17,885	$15,192	$11,840
Rest of Europe	7,211	7,057	5,543
U.S.	13,865	12,427	12,422
Other	3,862	4,006	4,068

Total	$42,823	$38,682	$33,873

h)    The distribution of depreciation and amortization by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$4,142	$3,721	$4,888
Clinical research	38,681	34,961	28,985

Total	$42,823	$38,682	$33,873

i)    The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Ireland	$476,159	$414,510
Rest of Europe	236,305	216,313
U.S.	437,756	355,577
Other	51,888	41,117

Total	$1,202,108	$1,027,517

j) The distribution of total assets by business segment was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Central laboratory	$73,304	$54,361
Clinical research	1,128,804	973,156

Total	$1,202,108	$1,027,517

k) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$12,406	$16,987	$16,095
Rest of Europe	2,506	4,795	5,869
U.S.	13,389	10,222	5,852
Other	4,725	4,001	3,777

Total	$33,026	$36,005	$31,593

l) The distribution of capital expenditures by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$2,375	$1,449	$3,991
Clinical research	30,651	34,556	27,602

Total	$33,026	$36,005	$31,593

m) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December	December	December
	2012	2011	2010

Client A	18%	*	*

Client B	12%	13%	*

* Net revenue did not exceed 10%.

n) The distribution of interest income by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$464	$762	$1,277
Rest of Europe	661	364	406
U.S.	3	18	22
Other	23	50	56

Total	$1,151	$1,194	$1,761

o) The distribution of interest income by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$3	$18	$20
Clinical research	1,148	1,176	1,741

Total	$1,151	$1,194	$1,761

p) The distribution of the tax charge by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$1,216	$(3,475)	$5,310
Rest of Europe	3,298	657	(1,606)
U.S.	3,669	4,656	(593)
Other	3,618	4,277	2,542

Total	$11,801	$6,115	$5,653

q) The distribution of the tax charge by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$(3,169)	$(175)	$(2,858)
Clinical research	14,970	6,290	8,511

Total	$11,801	$6,115	$5,653

Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Disclosure of Cash Flow Information
18. Supplemental Disclosure of Cash Flow Information

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Non-cash interest on acquisition consideration payable*	$940	$743	$-

Cash paid for interest	$602	$388	$833

Cash paid for income taxes	$18,475	$22,723	$14,634
* recorded within interest expense

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income
19. Accumulated Other Comprehensive Income

	December 31,	December 31,
	2012	2011
	(in thousands)
Currency translation adjustments	$12,103	$7,609
Currency impact on long term funding	(18,931)	(20,913)
Tax on currency impact on long term funding	1,184	1,540
Actuarial loss on defined benefit pension plan (note 9)	(3,371)	(4,060)
Unrealised capital gain/(loss) – investments (note 3)	239	(622)

Total	$(8,776)	$(16,446)

Impact of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Impact of New Accounting Pronouncements
20. Impact of New Accounting Pronouncements

In July 2012, the FASB issued ASU No. 2012-02, Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.  ASU 2012-02 allows an organization to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test for indefinite-lived intangible assets.  An organization that elects to perform a qualitative assessment is required to perform the quantitative test for indefinite-lived intangible asset if it is more likely than not that the asset is impaired. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company does not expect the adoption of ASU 2012-02 to have a material impact on the financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). ASU 2011-11 is effective retrospectively for fiscal years beginning after January 1, 2013. The Company does not expect the adoption of ASU 2011-11 to have a material impact on the financial statements.

In September 2011, the FASB issued ASU No. 2011-08 Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU 2011-08 permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test. ASU 2011- 08 is effective for fiscal years beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-08 to have a material impact on the financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU 2011-05 permits an entity to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. ASU 2011-05 is effective for fiscal years ending after December 15, 2012. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The Company does not expect the adoption of ASU 2011-05 to have a material impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 provides guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. ASU 2011- 04 is effective prospectively for interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-04 to have a material impact on the financial statements.

Related Parties	12 Months Ended
Dec. 31, 2012
Related Parties
21. Related Parties

On July 19, 2012, Mr. Peter Gray retired as a Director and employee of the Company. The Company subsequently entered into an agreement with Integritum Limited, a company controlled by Mr. Gray, for the provision of consultancy services for a period of two years from August 1, 2012, at an agreed fee of €265,000 ($350,000) per annum.

On December 31, 2009, Dr. John Climax retired as Chairman of the Board of the Company.  From January 2010 he has held the position as an outside director of the Company. The Company entered into an agreement with Rotrua Limited, a company controlled by Dr. Climax for the provision of consultancy services for a period of three years from January 1, 2010, at an agreed fee of €262,500 ($346,000) per annum.  The consultancy agreement expired in December 2012. The agreement provided that the Company would provide during the term of the agreement permanent disability and life insurance coverage for Dr. Climax and medical insurance cover for himself and his dependants.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
22. Subsequent Events

Acquisition of the Clinical Trial Services Division of Cross Country Healthcare, Inc.

On February 15, 2013 the Company acquired the clinical trial services division of Cross Country Healthcare Inc. for an initial cash consideration of $51.9 million. Further consideration of up to $3.75 million may become payable if certain performance milestones are achieved during the period ended December 31, 2013.  Cross Country Healthcare’s Clinical Trial Services Division’s services include contract staffing, permanent placement and functional service provision. The division also includes AKOS, a leading US and EU provider of pharmacovigilance and drug safety services. ClinForce and Assent will be combined with ICON’s FSP division, DOCS, creating a leader in global resourcing and FSP, while AKOS will enhance the services offered by ICON’s medical and safety services team.

The following table summarizes the Company’s provisional estimates of the fair values of the assets acquired and the liabilities assumed:

February 15
2013
(in thousands)
Property, plant and equipment	$367
Cash and cash equivalents	939
Accounts receivable	11,614
Prepayments and other current assets	442
Income taxes receivable	2,646
Accounts payable	(306)
Other liabilities	(2,380)
Non-current other liabilities	(156)

Total	$13,166

It is anticipated that goodwill arising from the acquisition of the clinical trial services division of Cross County Healthcare Inc. will comprise an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Other intangible assets are expected to comprise of customer relationships.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Consolidation
(a)           Basis of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. All significant intercompany profits, transactions and account balances have been eliminated. The results of subsidiary undertakings acquired in the period are included in the consolidated statement of operations from the date of acquisition.

Use of Estimates
(b)           Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The principle management estimates and judgements used in preparing the financial statements relate to revenue recognition, taxation, goodwill and business combinations.

Revenue Recognition
(c)           Revenue recognition

The Company primarily earns revenues by providing a number of different services to its customers. These services, which are integral elements of the clinical development process, include clinical trials management, biometric activities, consulting, imaging, contract staffing, informatics and laboratory services. Contracts range in duration from a number of months to several years.  Revenue for services, as rendered, is recognized only after persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collectability is reasonably assured.

Clinical trials management revenue is recognized on a proportional performance method. Depending on the contractual terms revenue is either recognized on the percentage of completion method based on the relationship between hours incurred and the total estimated hours of the trial or on the unit of delivery method. Contract costs equate to the product of labor hours incurred and compensation rates.  For the percentage of completion method, the input (effort expended) method has been used to measure progress towards completion as there is a direct relationship between input and productivity. Contract revenue is the product of the aggregated labor hours required to complete the specified contract tasks at the agreed contract rates. The Company regularly reviews the estimate of total contract time to ensure such estimates remain appropriate taking into account actual contract stage of completion, remaining time to complete and any identified changes to the contract scope. Remaining time to complete depends on the specific contract tasks and the complexity of the contract and can include geographical site selection and initiation, patient enrolment, patient testing and level of results analysis required. While the Company may routinely adjust time estimates, the Company’s estimates and assumptions historically have been accurate in all material respects in the aggregate.  Where revenue is recognized on the unit of delivery method, the basis applied is the number of units completed as a percentage of the total number of contractual units.

Biometrics revenue is recognized on a fee-for-service method as each unit of data is prepared on the basis of the number of units completed in a period as a percentage of the total number of contracted units.  Imaging revenue is recognized on a fee-for-service basis recognizing revenue for each image completed. Consulting revenue is recognized on a fee-for-service basis as each hour of the related service is performed. Contract staffing revenue is recognized on a fee-for-service basis, over the time the related service is performed, or in the case of permanent placement, once the candidate has been placed with the client.  Informatics revenue is recognized on a fee-for-service basis.  Informatics contracts are treated as multiple element arrangements, with contractual elements comprising licence fee revenue, support fee revenue and revenue from software services, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price. Licence and support fee revenues are recognized rateably over the period of the related agreement.  Revenue from software services is recognized using the percentage of completion method based on the relationship between hours incurred and the total estimated hours required to perform the service.

Laboratory service revenue is recognized on a fee-for-service basis. The Company accounts for laboratory service contracts as multiple element arrangements, with contractual elements comprising laboratory kits and laboratory testing, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price. Revenues for contractual elements are recognised on the basis of the number of deliverable units completed in the period.

Contracts generally contain provisions for renegotiation in the event of changes in the scope, nature, duration, or volume of services of the contract. Renegotiated amounts are recognised as revenue by revision to the total contract value arising as a result of an authorised customer change order.

The difference between the amount of revenue recognized and the amount billed on a particular contract is included in the balance sheet as unbilled revenue or payments on account. Normally, amounts become billable upon the achievement of certain milestones, for example, target patient enrollment rates, clinical testing sites initiated or case report forms completed. Once the milestone target is reached, amounts become billable in accordance with pre-agreed payment schedules included in the contract or on submission of appropriate billing detail. Such cash payments are not representative of revenue earned on the contract as revenues are recognized over the period in which the specified contractual obligations are fulfilled. Amounts included in unbilled revenue are expected to be collected within one year and are included within current assets. Advance billings to customers, for which revenue has not been recognized, are recognized as payments on account within current liabilities.

In the event of contract termination, if the value of work performed and recognized as revenue is greater than aggregate milestone billings at the date of termination, cancellation clauses ensure that the Company is paid for all work performed to the termination date.

Reimbursable Expenses
(d)           Reimbursable expenses

Reimbursable expenses comprise investigator payments and certain other costs which are reimbursed by clients under terms specific to each contract and are deducted from gross revenue in arriving at net revenue. Investigator payments are accrued based on patient enrollment over the life of the contract. Investigator payments are made based on predetermined contractual arrangements, which may differ from the accrual of the expense.

Direct Costs	(e) Direct costs Direct costs consist of compensation, associated employee benefits and share-based payments for project-related employees and other direct project-related costs.
Advertising Costs
(f)           Advertising costs

All costs associated with advertising and promotion are expensed as incurred. The advertising and promotion expense was $3,679,000, $2,905,000 and $3,431,000 for the years ended December 31, 2012, December 31, 2011 and December 31, 2010 respectively.

Foreign Currencies and Translation of Subsidiaries
(g)           Foreign currencies and translation of subsidiaries

The Company's financial statements are prepared in United States dollars. Transactions in currencies other than United States dollars are recorded at the rate ruling at the date of the transactions. Monetary assets and liabilities denominated in currencies other than United States dollars are translated into United States dollars at exchange rates prevailing at the balance sheet date. Adjustments resulting from these translations are charged or credited to income.  Amounts credited or charged to the statement of operations for the years ended December 31, 2012, December 31, 2011 and December 31, 2010 were as follows:

	Year ended December 31,
	(in thousands)
	2012	2011	2010

Amounts (credited)/charged	$(1,231)	$391	$3,731

The financial statements of subsidiaries with other functional currencies are translated at period end rates for the balance sheet and average rates for the statement of operations. Translation gains and losses arising are reported as a movement on accumulated other comprehensive income.

Disclosure About Fair Value of Financial Instruments
(h)           Disclosure about fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each material class of financial instrument:

Cash, cash equivalents, unbilled revenue, other receivables, short term investments, prepayments and other current assets, accounts receivable, accounts payable, investigator payments, payments on account, accrued liabilities, accrued bonuses and income taxes payable have carrying amounts that approximate fair value due to the short term maturities of these instruments. Other liabilities’ carrying amounts approximate fair value based on net present value of estimated future cash flows.

Business Combinations
(i)           Business combinations

The cost of a business combination is measured as the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued in exchange for control. Where a business combination agreement provides for an adjustment to the cost of the acquisition which is contingent upon future events, the amount of the estimated adjustment is recognised on the acquisition date at the acquisition date fair value of this contingent consideration. Any changes to this estimate in subsequent periods will depend on the classification of the contingent consideration. If the contingent consideration is classified as equity it shall not be re-measured and the settlement shall be accounted for within equity. If the contingent consideration is classified as an asset or liability any adjustments will be accounted for through the Consolidated Statement of Operations or other comprehensive income depending on whether the asset or liability is considered a financial instrument.

The assets, liabilities and contingent liabilities of businesses acquired are measured at their fair values at the date of acquisition. In the case of a business combination which is completed in stages, the fair values of the identifiable assets, liabilities and contingent liabilities are determined at the date of each exchange transaction. When the initial accounting for a business combination is determined provisionally, any subsequent adjustments to the provisional values allocated to the identifiable assets, liabilities and contingent liabilities are made within twelve months of the acquisition date and presented as adjustments to the original acquisition accounting.

Goodwill and Impairment
(j)           Goodwill and Impairment

Goodwill represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.  Goodwill is stated net of any provision for impairment. The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment. The first step is to compare the carrying amount of the reporting unit’s assets to the fair value of the reporting unit. If the carrying amount exceeds the fair value then a second step is completed which involves the fair value of the reporting unit being allocated to each asset and liability with the excess being implied goodwill. The impairment loss is the amount by which the recorded goodwill exceeds the implied goodwill. No impairment was recognized as a result of the impairment testing carried out for the years ended December 31, 2012, December 31, 2011 and December 31, 2010.

Intangible Assets	(k) Intangible assets Intangible assets are amortized on a straight line basis over their estimated useful life.
Cash and Cash Equivalents
(l)           Cash and cash equivalents

Cash and cash equivalents include cash and highly liquid investments with initial maturities of three months or less and are stated at cost, which approximates market value.

Short Term Investments - Available for Sale
(m)           Short term investments - available for sale

The Company classifies short-term investments as available for sale in accordance with the terms of FASB ASC 320, Investments – Debt and Equity Securities.  Realized gains and losses are determined using specific identification.  The investments are reported at fair value, with unrealized gains or losses reported in a separate component of shareholders’ equity.  Any differences between the cost and fair value of the investments are represented by accrued interest.

Inventory
(n)           Inventory

Inventory is valued at the lower of cost and net market value and after provisions for obsolescence. Cost of inventories comprises the purchase price and attributable costs, less trade discounts.  At December 31, 2012 the carrying value of inventory, included within prepayments and other current assets on the balance sheet, was $3.0 million (2011: $2.8 million).

Property, Plant and Equipment
(o)           Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5
Computer equipment and software	2-8

Leasehold improvements are amortized using the straight-line method over the estimated useful life of the asset or the lease term, whichever is shorter.

Leased Assets
(p)           Leased assets

Costs in respect of operating leases are charged to the statement of operations on a straight line basis over the lease term.

Assets acquired under capital finance leases are included in the balance sheet at the present value of the future minimum lease payments and are depreciated over the shorter of the lease term and their remaining useful lives. The corresponding liabilities are recorded in the balance sheet and the interest element of the capital lease rental is charged to interest expense.

Income Taxes
(q)           Income taxes

The Company applies FASB ASC 740, Income Taxes (“ASC 740”), which requires the asset and liability method of accounting for income taxes. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  ASC 740 requires that the Company recognizes the largest amount of tax benefit that is greater than 50% likely of being realized upon effective settlement when considering uncertain tax positions.

Government Grants
(r)           Government grants

Government grants received relating to capital expenditure are shown as deferred income and credited to income on a basis consistent with the depreciation policy of the relevant assets.  Grants relating to categories of operating expenditures are credited to income in the period in which the expenditure to which they relate is charged.

Under the grant agreements amounts received may become repayable in full should certain circumstances specified within the grant agreements occur, including downsizing by the Company, disposing of the related assets, ceasing to carry on its business or the appointment of a receiver over any of its assets.  The Company has not recognized any loss contingency having assessed as remote the likelihood of these events arising.

Research and Development Credits
(s)           Research and development credits

Research and development credits are available to the Company under the tax laws in certain jurisdictions, based on qualifying research and development spend as defined under those tax laws. Research and development credits are generally recognized as a reduction of income tax expense. However, certain tax jurisdictions provide refundable credits that are not wholly dependent on the Company’s ongoing income tax status or income tax position. In these circumstances the benefit of these credits is not recorded as a reduction to income tax expense, but rather as a reduction of the operating expenditure to which the credits relate.

Pension Costs
(t)           Pension costs

The Company contributes to defined contribution plans covering all eligible employees. The Company contributes to these plans based upon various fixed percentages of employee compensation and such contributions are expensed as incurred.

The Company operates, through a subsidiary, a defined benefit plan for certain of its United Kingdom employees. The Company accounts for the costs of this plan using actuarial models required by FASB ASC 715-30 and the plan is presented in accordance with the requirements of FASB ASC 715-60 Defined Benefit Plans – Other Postretirement.

Net Income per Ordinary Share
(u)           Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income used for basic and diluted net income per ordinary share. The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2012	2011	2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,968,174	60,379,338	59,718,934
Effect of dilutive share options outstanding	482,532	691,348	918,169
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	60,450,706	61,070,686	60,637,103

Share-Based Compensation
(v)           Share-based compensation

The Company accounts for its share options and restricted share units (“RSU’s”) in accordance with the provisions of FASB ASC 718, Compensation – Stock Compensation. Share-based compensation expense for equity-settled awards made to employees and directors is measured and recognized based on estimated grant date fair values. These awards include employee stock options and RSU’s.

Share-based compensation expense for stock options awarded to employees and directors is estimated at the grant date based on each option’s fair value as calculated using the Black-Scholes option-pricing model. Share-based compensation for RSU’s awarded to employees and directors is calculated based on the market value of the Company’s shares on the date of award of the RSU’s. The value of awards expected to vest is recognized as an expense over the requisite service periods.

Estimating the fair value of share-based awards as of the grant date using an option-pricing model, such as the Black-Scholes model, is affected by the Company’s share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates, and the expected term of the awards.

Impairment of Long-Lived Assets
(w)           Impairment of long-lived assets

Long lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less selling costs.

Reclassifications	(x) Reclassifications Certain amounts in the consolidated financial statements have been reclassified where necessary to conform to the current year presentation.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Adjustments Resulting From Foreign Currency Translations
Amounts credited or charged to the statement of operations for the years ended December 31, 2012, December 31, 2011 and December 31, 2010 were as follows:

	Year ended December 31,
	(in thousands)
	2012	2011	2010

Amounts (credited)/charged	$(1,231)	$391	$3,731

Estimated Useful Lives of Assets
Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5
Computer equipment and software	2-8

Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2012	2011	2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,968,174	60,379,338	59,718,934
Effect of dilutive share options outstanding	482,532	691,348	918,169
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	60,450,706	61,070,686	60,637,103

Short term investments - available for sale (Tables)	12 Months Ended
Dec. 31, 2012
Cost and Fair Value of Investments
	December 31,	December 31,
	2012	2011
	(in thousands)

At start of year	$54,940	$-
Additions	102,575	56,000
Disposals	(82,193)	(438)
Unrealized capital gain/(loss) - investments	861	(622)

At end of year	$76,183	$54,940

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
	December 31,	December 31,
	2012	2011
	(in thousands)
Opening goodwill	$253,393	$175,860
Current year acquisitions	55,759	83,656
Prior year acquisitions	1,382	-
Foreign exchange movement	4,907	(6,123)
Closing goodwill	$315,441	$253,393

PriceSpective LLC
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s estimates of the fair values of assets acquired and the liabilities assumed:

February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	42,247
Intangible asset – customer relationships	10,237
Intangible asset – order backlog	405
Intangible asset – non-compete arrangements	392
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,788)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	$37,098

Cash consideration	$37,199
Working capital adjustment	(101)
Contingent consideration	15,000
Amount of total consideration	52,098
Liabilities included in preliminary purchase price allocation re contingent consideration	(15,000)
Net assets acquired	$37,098

* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the PriceSpective acquisition if completed on January 1, 2011 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2011 and December 31, 2012 as follows:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Net revenue	$1,118,410	$964,388
Net income	$55,931	$25,363
Basic earnings per share	$0.93	$0.42
Diluted earnings per share	$0.93	$0.42

BeijingWits Medical Limited
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s estimates of the fair values of assets acquired and the liabilities assumed:

February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	13,512
Intangible asset – customer relationships	1,761
Intangible asset – order backlog	376
Intangible asset – non-compete arrangements	97
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Deferred tax liability	(559)
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	$9,000

Cash consideration	$9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation re contingent consideration	(7,000)
Net assets acquired	$9,000
* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the BeijingWits acquisition if completed on January 1, 2011 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2011 and December 31, 2012 as follows:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Net revenue	$1,115,355	$989,942
Net income	$55,349	$22,549
Basic earnings per share	$0.92	$0.37
Diluted earnings per share	$0.92	$0.37

Firecrest Clinical Limited
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill*	48,073
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Liability arising from contingent consideration arrangement	(44,028)
Net assets acquired	$24,463

Cash consideration	$24,463
Contingent consideration	44,028
Amount of total consideration	68,491
Liabilities included in preliminary purchase price allocation re contingent consideration	(44,028)
Net assets acquired	$24,463

*
Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Firecrest acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$952,729	$906,311
Net income	$25,851	$86,127
Basic earnings per share	$0.43	$1.44
Diluted earnings per share	$0.42	$1.42

Oxford Outcomes Limited
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill*	36,432
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,015
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Liability arising from contingent consideration arrangement	(12,474)
Net assets acquired	$40,390

Cash consideration	$28,114
Working capital adjustment	6,383
Put and call option	5,893
Contingent consideration	12,474
Amount of total consideration	52,864
Liabilities included in preliminary purchase price allocation re contingent consideration	(12,474)
Net assets acquired	$40,390

*
Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Oxford Outcomes acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$945,729	$919,524
Net income	$22,880	$91,524
Basic earnings per share	$0.38	$1.53
Diluted earnings per share	$0.37	$1.51

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets
	December 31,	December 31,
	2012	2011
Cost	(in thousands)
Customer relationships acquired	$33,951	$22,193
Technology asset acquired	11,169	11,169
Order backlog	2,571	3,260
Tradenames acquired	1,357	1,357
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	-
Foreign exchange movement	(1,001)	(1,728)
Total cost	49,861	37,576
Accumulated amortization	(15,363)	(9,467)
Foreign exchange movement	(51)	151

Net book value	$34,447	$28,260

Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2013 to December 31, 2017 is as follows:

Year ended December 31 (in thousands)
2013	$6,078
2014	5,800
2015	5,642
2016	5,048
2017	4,182

$26,750

Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment Net
	December 31,	December 31,
	2012	2011
	(in thousands)
Cost
Land	$3,325	$3,323
Building	94,395	92,859
Computer equipment and software	189,455	179,850
Office furniture and fixtures	66,351	62,458
Laboratory equipment	32,724	32,156
Leasehold improvements	10,482	9,462
Motor vehicles	69	70
	396,801	380,178
Less accumulated depreciation and asset write off	(228,428)	(211,717)

Property, plant and equipment (net)	$168,373	$168,461

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities
	December 31,	December 31,
	2012	2011
	(in thousands)

Personnel related liabilities	$90,902	$62,017
Facility related liabilities	15,393	14,776
General overhead liabilities	22,776	24,520
Other liabilities	5,010	1,823
Short term government grants (note 11)	235	79
Restructuring and other items (note 14)	926	3,874
Acquisition consideration payable	45,850	37,615
Share repurchase program	-	1,259

	$181,092	$145,963

Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Noncurrent Liabilities
	December 31,	December 31,
	2012	2011
	(in thousands)

Personnel related liabilities	$6,920	$-
Defined benefit pension obligations, net (note 9)	$4,720	$4,903
Acquisition consideration payable	-	11,903
Other non-current liabilities	2,672	3,232

	$14,312	$20,038

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Pension Costs of Plan
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2012	December 31, 2011
	(in thousands)
Benefit obligation at beginning of year	$19,924	$16,482
Service cost	242	212
Interest cost	964	931
Plan participants’ contributions	101	134
Benefits paid	(237)	(109)
Actuarial loss	405	2,621
Foreign currency exchange rate changes	1,128	(347)

Benefit obligation at end of year	$22,527	$19,924

Change in plan assets	December 31, 2012	December 31, 2011
	(in thousands)
Fair value of plan assets at beginning of year	$15,021	$15,499
Actual return on plan assets	1,810	(604)
Employer contributions	239	273
Plan participants’ contributions	101	135
Benefits paid	(237)	(109)
Foreign currency exchange rate changes	873	(173)

Fair value of plan assets at end of year	$17,807	$15,021

Funded Status
Funded status	December 31, 2012	December 31, 2011
	(in thousands)
Projected benefit obligation	$(22,527)	$(19,924)
Fair value of plan assets	17,807	15,021

Funded status	$(4,720)	$(4,903)

Non-current other liabilities	$(4,720)	$(4,903)

Components of Net Periodic Benefit Cost/(Credit)
The following amounts were recorded in the consolidated statement of operations as components of the net periodic benefit cost/(credit)

	December 31, 2012	December 31, 2011	December 31, 2010
	(in thousands)

Service cost	$242	$212	$184
Interest cost	964	931	746
Expected return on plan assets	(895)	(1,141)	(980)
Amortization of net (gain)/loss	179	-	-

Net periodic benefit (credit)/cost	$490	$2	$(50)

Assumptions Used in Calculating Net Periodic Benefit Cost
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost/(credit) for the years ended December 31, 2010, December 31, 2011 and December 31, 2012:

	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
Discount rate	4.7%	5.4%	5.7%
Rate of compensation increase	3.5%	4.0%	4.0%
Expected rate of return on plan assets	5.8%	7.1%	7.4%

Accumulated other comprehensive income	December 31, 2012	December 31, 2011	December 31, 2010
	(in thousands)
Actuarial loss - benefit obligation	$405	$2,621	$2,232
Actuarial (gain)/loss – plan assets	(915)	1,744	(1,023)
Actuarial loss recognized in net periodic benefit cost	(179)	-	-

Total	$(689)	$4,365	$1,209

Amounts Recognized In Accumulated Other Comprehensive Income That Has Not Yet Been Recognized As Components Of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive income that has not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2012	December 31, 2011	December 31, 2010
	(in thousands)
Net actuarial (gain)/loss	$3,371	$4,060	$(305)

Total	$3,371	$4,060	$(305)

Assumptions Used in Calculating Pension Benefit Obligations	The following assumptions were used in determining the benefit obligation at December 31, 2012:
	December 31,	December 31,
	2012	2011
Discount rate	4.6%	4.7%
Rate of compensation increase	3.4%	3.5%

Expected Long Term Rates of Return on Different Asset Classes	The expected long term rates of return on different asset classes over the long term are as follows:
Asset Category	Expected long-term return per annum
Equity	5.8%
Bonds	4.6%

Underlying Asset Split of Fund	The underlying asset split of the fund is shown below.
Asset Category	December 31, 2012	December 31, 2011
Equity	90%	90%
Bonds	10%	10%
	100%	100%

Plan Asset Fair Value Measurements
Plan Asset Fair Value Measurements
Quoted Prices in Active Markets for Identical Assets
Level 1
(in thousands)

Cash	$13

Equity Securities
Legal and General UK Equity Index	6,404
Legal and General North America Equity Index	3,082
Legal and General Europe (ex UK) Equity Index	3,303
Legal and General Japan Equity Index	1,637
Legal and General Asia Pac (ex Japan) Equity Index	1,630

Fixed Income Securities
Legal and General over 15 year Gilts Index	564
Legal and General AAA-AA-A Bonds Over 15 year Index	597
Legal and General over 5 year Index-Linked Gilts Index	577

$17,807

Annual Benefit Payments which Reflect Expected Future Service	The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.
(in thousands)

2013	$81
2014	81
2015	81
2016	81
2017	81
Years 2018 - 2022	$406

Equity Incentive Schemes and Stock Compensation Charges (Tables)	12 Months Ended
Dec. 31, 2012
Transactions for Company's Share Option Plans
The following table summarizes the transactions for the Company’s share option plans for the years ended December 31, 2012, December 31, 2011 and December 31, 2010:

	Options Granted Under Plans	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2009	5,408,222	5,408,222	$18.99	$7.60
Granted	1,038,327	1,038,327	$24.34	$9.08
Exercised	(1,237,015)	(1,237,015)	$10.64	$4.69
Cancelled	(410,857)	(410,857)	$25.86	$9.91
Outstanding at December 31, 2010	4,798,677	4,798,677	$21.71	$8.47
Granted	989,449	989,449	$19.66	$8.20
Exercised	(430,340)	(430,340)	$10.84	$4.80
Cancelled	(454,968)	(454,968)	$25.77	$9.87
Outstanding at December 31, 2011	4,902,818	4,902,818	$21.87	$8.61
Granted	842,273	842,273	$22.01	$9.59
Exercised	(890,236)	(890,236)	$14.62	$6.16
Cancelled	(504,224)	(504,224)	$25.14	$9.76
Outstanding at December 31, 2012	4,350,631	4,350,631	$23.01	$9.17

Vested and exercisable at December 31, 2012	2,256,098	2,256,098	$23.54	$9.07

Non Vested Shares Outstanding
Non vested shares outstanding as at December 31, 2012 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Granted	842,273	22.01	9.59
Vested	(985,264)	23.95	9.04
Forfeited	(296,786)	23.60	9.17

Non vested outstanding at December 31, 2012	2,094,533	$22.43	$9.17

Information Concerning Outstanding and Exercisable Share Options
The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2012:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$8.60	12,940	0.13	$8.60	12,940	$8.60
$10.42	20,000	1.04	$10.42	20,000	$10.42
$11.00	274,767	1.09	$11.00	274,767	$11.00
$15.47	630	4.33	$15.47	270	$15.47
$15.84	103,000	4.33	$15.84	81,800	$15.84
$16.80	150,000	6.83	$16.80	30,000	$16.80
$17.17	30,000	6.85	$17.17	6,000	$17.17
$18.00	58,000	1.83	$18.00	58,000	$18.00
$18.98	9,000	3.87	$18.98	7,200	$18.98
$19.45	21,000	5.82	$19.45	1,200	$19.45
$20.16	2,000	5.87	$20.16	800	$20.16
$20.28	600,547	6.17	$20.28	149,058	$20.28
$20.59	185,000	7.14	$20.59	-	$20.59
$21.25	462,831	2.12	$21.25	462,831	$21.25
$21.76	1,000	2.31	$21.76	1,000	$21.76
$22.10	800	4.56	$22.10	-	$22.10
$22.26	415,953	4.15	$22.26	229,621	$22.26
$22.30	608,073	7.32	$22.30	-	$22.30
$22.60	2,000	2.65	$22.60	2,000	$22.60
$23.20	4,000	5.70	$23.20	1,600	$23.20
$23.66	9,580	7.57	$23.66	-	$23.66
$24.25	150,000	5.18	$24.25	150,000	$24.25
$24.46	507,728	5.17	$24.46	196,667	$24.46
$26.20	2,400	5.38	$26.20	960	$26.20
$26.27	2,000	3.81	$26.27	1,600	$26.27
$26.71	12,450	7.70	$26.71	-	$26.71
$27.91	2,000	5.41	$27.91	800	$27.91
$29.45	8,000	5.32	$29.45	3,200	$29.45
$35.33	685,932	3.15	$35.33	555,384	$35.33
$36.05	6,000	3.40	$36.05	6,000	$36.05
$36.20	2,000	3.33	$36.20	1,600	$36.20
$41.25	1,000	3.67	$41.25	800	$41.25
$8.60 - $41.25	4,350,631	4.67	$23.01	2,256,098	$23.54

Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010

Weighted average fair value	$9.59	$8.20	$9.08

Assumptions:
Expected volatility	50%	45%	45%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.83%	1.4%	1.5%
Expected life	5.0 years	5.0 years	4.05 years

RSU Activity
The Company has awarded RSU’s to certain key executives of the Group. The following table summarizes RSU activity for the year ended December 31, 2012:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	365,000	$19.46

Awarded	281,000	$21.64
Ordinary shares issued	-	-
Forfeited	(150,000)	$20.89

Outstanding at December 31, 2012	496,000	$20.26	1.96

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the year ended December 31, 2012 has been allocated as follows:

	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	(in thousands)
Direct costs	$6,007	$5,155	$4,049
Selling, general and administrative	$4,894	$4,200	$3,359
Restructuring and other non-recurring items (note 14)	$620	-	-

Total compensation costs	$11,521	$9,355	$7,408

Government Grants (Tables)	12 Months Ended
Dec. 31, 2012
Government Grant
	December 31,	December 31,
	2012	2011
	(in thousands)
Received	$3,473	$3,133
Less accumulated amortization	(2,148)	(1,994)
Foreign exchange translation adjustment	337	291
	1,662	1,430
Less current portion	(235)	(79)
	$1,427	$1,351

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Before Provision for Income Tax Expense
The components of income before provision for income tax expense are as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$12,157	$(33,732)	$37,298
United States	11,371	13,317	12,276
Other	43,693	49,410	43,150

Income before provision for income taxes	$67,221	$28,995	$92,724

Components of Total Income Tax Expense
The components of total income tax expense are as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Provision for income taxes:
Current:
Ireland	$1,684	$351	$4,522
United States	12,290	6,367	(1,915)
Other	8,257	5,518	712

Total current tax	22,231	12,236	3,319

Deferred expense/(benefit):
Ireland	(287)	(3,825)	788
United States	(9,715)	(1,711)	1,322
Other	(428)	(585)	224

Total deferred tax expense/(benefit)	(10,430)	(6,121)	2,334

Provision for income taxes	11,801	6,115	5,653

Impact on shareholders equity & OCI of the tax consequence of :
Stock compensation expense	(1,274)	(681)	(2,345)
Currency impact of long term funding	356	(294)	198

Total	$10,883	$5,140	$3,506

Reconciliation of Consolidated Effective Tax Rate and Statutory Rate
The Company’s consolidated effective tax rate differed from the statutory rate as set forth below;

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2011:12.5%; 2012: 12.5%)	$8,401	$3,625	$11,590
Foreign and other income taxed at higher/(reduced) rates	7,873	5,373	(4,765)
Research & development tax incentives	(4,954)	(6,341)	(1,927)
Movement in valuation allowance	1,557	4,362	822
Prior year over provision in respect of foreign taxes	(678)	(83)	(285)
Effects of permanent items	(26)	(615)	97
Other	(372)	(206)	121

	$11,801	$6,115	$5,653

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$6,631	$7,331	$6,645
Goodwill	11,467	9,443	8,055
Other intangible assets	2,707	3,525	223
Accruals	77	1,185	149
Other	88	97	835
Unrealised FX	1,160	-	-

Total deferred tax liabilities recognized	22,130	21,581	15,907

Deferred tax assets:
Net operating loss carry forwards	25,116	21,981	16,580
Property, plant and equipment	2,345	1,324	882
Accrued expenses and payments on account	19,382	11,652	6,607
Stock options	5,586	4,818	3,522
Deferred compensation expense	1,136	1,197	1,349
Other	-	214	90
Unrealised FX	98	-	-
Total deferred tax assets	53,663	41,186	29,030
Valuation allowance for deferred tax assets	(18,817)	(16,445)	(12,290)

Deferred tax assets recognized	$34,846	$24,741	$16,740

Net deferred tax asset	$12,716	$3,160	$833

Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:
	Federal	State
	NOL’s	NOL’s
	(in thousands)

2013- 2015	$113	$113
2016- 2020	791	791
2021- 2032	8,742	16,940

	$9,646	$17,844

Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31,	December 31,	December 31,
	2012	2011	2010
	(in thousands)
Gross amount of unrecognized tax benefits at start of year	$6,543	$8,566	$15,855

Increase related to prior year tax positions	1,167	304	189
Decrease related to prior year tax positions	-	(36)	(3,861)
Increase related to current year tax positions	1,473	482	-
Settlements	(98)	-	(289)
Lapse of statute of limitations	(1,896)	(2,773)	(3,328)

Gross amount of unrecognized tax benefits at end of year	$7,189	$6,543	$8,566

Restructuring and Other Items (Tables)	12 Months Ended
Dec. 31, 2012
Recognized Restructuring and Other Items
Restructuring and other items recognized during the year ended December 31, 2012 comprise:

	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	(in thousands)
Restructuring charges	$4,525	9,817	-
Other items	1,111	-	-

Net charge	$5,636	$9,817	-

Details of Movement in Restructuring Provisions Recognized
Details of the movement in this Restructuring Plan recognized during the year ended December 31, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,394	$1,250	$4,644
Cash payments	(3,030)	(824)	(3,854)
Foreign exchange movement	(4)	-	(4)

Provision at December 31, 2012	$360	$426	$786

Prior Period Restructuring Charges
Details of the movement in the 2011 Restructuring Plans recognized during the years ended December 31, 2011 and December 31, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognized	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognized	3,880	935	4,815
Total provision recognized	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)

Provision at December 31, 2011	$2,234	$1,640	$3,874

Cash payments	(2,146)	(1,203)	(3,349)
Amounts released	(32)	(95)	(127)
Property, plant and equipment write-off	-	(263)	(263)
Foreign exchange movement	(20)	25	5

Provision at December 31, 2012	$36	$104	$140

Provision for Doubtful Debts (Tables)	12 Months Ended
Dec. 31, 2012
Provision for Doubtful Debts
The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2012 comprises:

	December 31,	December 31,
	2012	2011
	(in thousands)
Opening provision	$5,526	$3,284
Amounts used during the year	(756)	(945)
Amounts provided during the year	382	4,190
Amounts released during the year	(105)	(1,003)

Closing provision	$5,047	$5,526

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Rental Commitments for Operating Leases with Non-cancelable Terms
Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2013	$40,412
2014	31,252
2015	24,827
2016	20,474
2017	14,694
Thereafter	32,267

Total	$163,926

Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Distribution of Net Revenue by Geographical Area
a)  The distribution of net revenue by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Ireland	$171,977	$88,869	$128,790
Rest of Europe	338,537	348,492	292,567
U.S.	471,700	393,957	381,196
Other	132,792	114,411	97,491

Total	$1,115,006	$945,729	$900,044

Distribution of Net Revenue by Business Segment
b)	The distribution of net revenue by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$87,467	$71,549	$63,813
Clinical research	1,027,539	874,180	836,231

Total	$1,115,006	$945,729	$900,044

Distribution of Income from Operations by Geographical Area
c)	The distribution of income from operations by geographical area was as follows:

	Year ended
	December	December	December
	2012	2012	2012
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Ireland	$11,733	$(2,074)	$9,659
Rest of Europe	29,786	(546)	29,240
U.S.	23,687	(2,651)	21,036
Other	8,447	(365)	8,082

Total	$73,653	$(5,636)	$68,017

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Ireland	$(33,139)	$(1,564)	$(34,703)
Rest of Europe	35,175	(3,000)	32,175
U.S.	30,127	(5,253)	24,874
Other	7,097	-	7,097

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Ireland	$36,636	-	$36,636
Rest of Europe	24,212	-	24,212
U.S.	25,017	-	25,017
Other	6,230	-	6,230

Total	$92,095	-	$92,095

Distribution of Income from Operations by Business Segment
d)	The distribution of income from operations by business segment was as follows:

	Year ended
	December	December	December
	2012	2012	2012
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)

Central laboratory	$4,059	$(158)	$3,901
Clinical research	69,594	(5,478)	64,116

Total	$73,653	$(5,636)	$68,017

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Central laboratory	$(661)	$(1,545)	$(2,206)
Clinical research	39,921	(8,272)	31,649

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Central laboratory	$(12,759)	-	$(12,759)
Clinical research	104,854	-	104,854

Total	$92,095	-	$92,095

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e)	The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Ireland	$110,369	$109,953
Rest of Europe	16,115	16,419
U.S.	32,400	33,086
Other	9,489	9,003

Total	$168,373	$168,461

Distribution of Property, Plant and Equipment, Net, by Business Segment
f)	The distribution of property, plant and equipment, net, by business segment was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Central laboratory	$17,138	$18,292
Clinical research	151,235	150,169

Total	$168,373	$168,461

Distribution of Depreciation and Amortization by Geographical Area
g)    The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$17,885	$15,192	$11,840
Rest of Europe	7,211	7,057	5,543
U.S.	13,865	12,427	12,422
Other	3,862	4,006	4,068

Total	$42,823	$38,682	$33,873

Distribution of Depreciation and Amortization by Business Segment
h)    The distribution of depreciation and amortization by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$4,142	$3,721	$4,888
Clinical research	38,681	34,961	28,985

Total	$42,823	$38,682	$33,873

Distribution of Total Assets by Geographical Area
i)    The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Ireland	$476,159	$414,510
Rest of Europe	236,305	216,313
U.S.	437,756	355,577
Other	51,888	41,117

Total	$1,202,108	$1,027,517

Distribution of Total Assets by Business Segment
j) The distribution of total assets by business segment was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Central laboratory	$73,304	$54,361
Clinical research	1,128,804	973,156

Total	$1,202,108	$1,027,517

Distribution of Capital Expenditures by Geographical Area
k) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$12,406	$16,987	$16,095
Rest of Europe	2,506	4,795	5,869
U.S.	13,389	10,222	5,852
Other	4,725	4,001	3,777

Total	$33,026	$36,005	$31,593

Distribution of Capital Expenditures by Business Segment
l) The distribution of capital expenditures by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$2,375	$1,449	$3,991
Clinical research	30,651	34,556	27,602

Total	$33,026	$36,005	$31,593

Clients Representing Company's Net Revenue
m) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December	December	December
	2012	2011	2010

Client A	18%	*	*

Client B	12%	13%	*

* Net revenue did not exceed 10%.

Distribution of Interest Income by Geographical Area
n) The distribution of interest income by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$464	$762	$1,277
Rest of Europe	661	364	406
U.S.	3	18	22
Other	23	50	56

Total	$1,151	$1,194	$1,761

Distribution of Interest Income by Business Segment
o) The distribution of interest income by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$3	$18	$20
Clinical research	1,148	1,176	1,741

Total	$1,151	$1,194	$1,761

Distribution of Tax Charge by Geographical Area
p) The distribution of the tax charge by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$1,216	$(3,475)	$5,310
Rest of Europe	3,298	657	(1,606)
U.S.	3,669	4,656	(593)
Other	3,618	4,277	2,542

Total	$11,801	$6,115	$5,653

Distribution of Tax Charge by Business Segment
q) The distribution of the tax charge by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$(3,169)	$(175)	$(2,858)
Clinical research	14,970	6,290	8,511

Total	$11,801	$6,115	$5,653

Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosure of Cash Flow Information
	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Non-cash interest on acquisition consideration payable*	$940	$743	$-

Cash paid for interest	$602	$388	$833

Cash paid for income taxes	$18,475	$22,723	$14,634
* recorded within interest expense

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income
	December 31,	December 31,
	2012	2011
	(in thousands)
Currency translation adjustments	$12,103	$7,609
Currency impact on long term funding	(18,931)	(20,913)
Tax on currency impact on long term funding	1,184	1,540
Actuarial loss on defined benefit pension plan (note 9)	(3,371)	(4,060)
Unrealised capital gain/(loss) – investments (note 3)	239	(622)

Total	$(8,776)	$(16,446)

Subsequent Events (Tables) (Clinical trial services)	12 Months Ended
Dec. 31, 2012
Clinical trial services
Provisional Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s provisional estimates of the fair values of the assets acquired and the liabilities assumed:

February 15
2013
(in thousands)
Property, plant and equipment	$367
Cash and cash equivalents	939
Accounts receivable	11,614
Prepayments and other current assets	442
Income taxes receivable	2,646
Accounts payable	(306)
Other liabilities	(2,380)
Non-current other liabilities	(156)

Total	$13,166

Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Location Country Employee
Product Information [Line Items]
Number of employees	9,500
Number of locations in which company operates	82
Number of countries in which company operates	40
U.S.
Product Information [Line Items]
Percentage of company revenue	42.30%
Europe
Product Information [Line Items]
Percentage of company revenue	45.80%
Rest of World
Product Information [Line Items]
Percentage of company revenue	11.90%

Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Advertising and promotion expense	$ 3,679,000	$ 2,905,000	$ 3,431,000
Impairment charge	0	0	0
Carrying value of inventory	$ 3,000,000	$ 2,800,000

Adjustments Resulting from Foreign Currency Translations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intercompany Foreign Currency Balance [Line Items]
Amounts (credited)/charged	$ (1,231)	$ 391	$ 3,731

Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Building
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years

Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,968,174	60,379,338	59,718,934
Effect of dilutive share options outstanding	482,532	691,348	918,169
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	60,450,706	61,070,686	60,637,103

Cost and Fair Value of Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
At start of year	$ 54,940
Additions	102,575	56,000
Disposals	(82,193)	(438)
Unrealized capital gain/(loss) - investments	861	(622)
At end of year	$ 76,183	$ 54,940

Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Opening goodwill	$ 253,393	$ 175,860
Current year acquisitions	55,759	83,656
Prior year acquisitions	1,382
Foreign exchange movement	4,907	(6,123)
Closing goodwill	$ 315,441	$ 253,393

Goodwill - Additional Information (Detail)	1 Months Ended		12 Months Ended																1 Months Ended								1 Months Ended
	Oct. 31, 2012 Oxford Outcomes Limited USD ($)	Oct. 31, 2012 Oxford Outcomes Limited GBP (£)	Dec. 31, 2011 Oxford Outcomes Limited USD ($)	Dec. 31, 2011 Oxford Outcomes Limited GBP (£)	Dec. 31, 2012 Oxford Outcomes Limited USD ($)	Dec. 31, 2012 Oxford Outcomes Limited GBP (£)	Mar. 31, 2012 Oxford Outcomes Limited USD ($)	Mar. 31, 2012 Oxford Outcomes Limited GBP (£)	May 31, 2011 Oxford Outcomes Limited USD ($)	May 31, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited USD ($)	Jan. 14, 2011 Oxford Outcomes Limited GBP (£)	Dec. 31, 2012 Oxford Outcomes Limited Maximum USD ($)	Dec. 31, 2012 Oxford Outcomes Limited Maximum GBP (£)	Mar. 31, 2012 Oxford Outcomes Limited Maximum USD ($)	Mar. 31, 2012 Oxford Outcomes Limited Maximum GBP (£)	Mar. 31, 2011 Oxford Outcomes Limited Maximum USD ($)	Mar. 31, 2011 Oxford Outcomes Limited Maximum GBP (£)	Aug. 13, 2012 PriceSpective LLC USD ($)	Dec. 31, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC Maximum USD ($)	Dec. 31, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Maximum USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Minimum Employee	Jul. 31, 2012 Firecrest Clinical Limited USD ($)	Jul. 31, 2012 Firecrest Clinical Limited EUR (€)	Dec. 31, 2012 Firecrest Clinical Limited USD ($)	Dec. 31, 2012 Firecrest Clinical Limited EUR (€)	Mar. 31, 2012 Firecrest Clinical Limited USD ($)	Mar. 31, 2012 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited USD ($)	Jul. 14, 2011 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited Maximum USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Maximum EUR (€)
Goodwill [Line Items]
Percentage of common stock acquired											80.00%	80.00%									100.00%			100.00%									100.00%	100.00%
Initial cash consideration																					$ 37,100,000
Additional consideration													12,600,000	8,000,000	6,300,000	4,000,000	6,300,000	4,000,000				15,000,000			7,000,000										46,800,000	33,000,000
Further consideration paid in relation to certain performance milestones achieved	3,300,000	2,000,000	6,300,000	4,000,000															5,000,000								12,500,000	10,000,000
Accrual in respect performance milestones					3,100,000	2,000,000														10,000,000			7,000,000						25,800,000	19,500,000			44,000,000	31,300,000
Cash consideration			6,000,000	3,800,000							28,114,000	18,100,000									37,199,000			9,000,000									24,463,000	17,000,000
Addition of new employees																										100
First element of additional consideration paid																															4,000,000	3,000,000
Additional amount company paid on completion of working capital review							$ 1,200,000	£ 800,000	$ 5,100,000	£ 3,300,000																					$ 500,000	€ 400,000

Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PriceSpective LLC (Detail) (PriceSpective LLC, USD $) In Thousands, unless otherwise specified	Feb. 28, 2012
Business Acquisition [Line Items]
Property, plant and equipment	$ 256
Goodwill	42,247 [1]
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,788)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	37,098
Cash consideration	37,199
Working capital adjustment	(101)
Contingent consideration	15,000
Amount of total consideration	52,098
Liabilities included in preliminary purchase price allocation re contingent consideration	(15,000)
Net assets acquired	37,098
Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	10,237
Order Backlog
Business Acquisition [Line Items]
Intangible asset	405
Non-compete Agreements
Business Acquisition [Line Items]
Intangible asset	$ 392

[1]	Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.

Proforma Effect in Net Revenue, Net Income and Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 PriceSpective LLC	Dec. 31, 2011 PriceSpective LLC	Dec. 31, 2012 BeijingWits Medical Limited	Dec. 31, 2011 BeijingWits Medical Limited	Dec. 31, 2011 Firecrest Clinical Limited	Dec. 31, 2010 Firecrest Clinical Limited	Dec. 31, 2011 Oxford Outcomes Limited	Dec. 31, 2010 Oxford Outcomes Limited
Business Acquisition [Line Items]
Net revenue	$ 1,118,410	$ 964,388	$ 1,115,355	$ 989,942	$ 952,729	$ 906,311	$ 945,729	$ 919,524
Net income	$ 55,931	$ 25,363	$ 55,349	$ 22,549	$ 25,851	$ 86,127	$ 22,880	$ 91,524
Basic earnings per share	$ 0.93	$ 0.42	$ 0.92	$ 0.37	$ 0.43	$ 1.44	$ 0.38	$ 1.53
Diluted earnings per share	$ 0.93	$ 0.42	$ 0.92	$ 0.37	$ 0.42	$ 1.42	$ 0.37	$ 1.51

Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Beijing Wits Medical Limited (Detail) (BeijingWits Medical Limited, USD $) In Thousands, unless otherwise specified	Feb. 15, 2012
Business Acquisition [Line Items]
Property, plant and equipment	$ 172
Goodwill	13,512 [1]
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Deferred tax liability	(559)
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	9,000
Cash consideration	9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation re contingent consideration	(7,000)
Net assets acquired	9,000
Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	1,761
Order Backlog
Business Acquisition [Line Items]
Intangible asset	376
Non-compete Agreements
Business Acquisition [Line Items]
Intangible asset	$ 97

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.

Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Firecrest (Detail) (Firecrest Clinical Limited) In Thousands, unless otherwise specified	Jul. 14, 2011 USD ($)		Jul. 14, 2011 EUR (€)	Jul. 14, 2011 Technology Assets USD ($)	Jul. 14, 2011 Customer relationships acquired USD ($)	Jul. 14, 2011 Order Backlog USD ($)	Jul. 14, 2011 Trade Names USD ($)
Business Acquisition [Line Items]
Property, plant and equipment	$ 687
Goodwill	48,073	[1]
Intangible asset				11,169	5,243	1,172	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Liability arising from contingent consideration arrangement	(44,028)
Net assets acquired	24,463
Cash consideration	24,463		17,000
Contingent consideration	44,028
Amount of total consideration	68,491
Liabilities included in preliminary purchase price allocation re contingent consideration	(44,028)
Net assets acquired	$ 24,463

[1]	Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Oxford Outcomes (Detail) (Oxford Outcomes Limited) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 GBP (£)	Jan. 14, 2011 USD ($)		Jan. 14, 2011 GBP (£)	Jan. 14, 2011 Customer relationships acquired USD ($)	Jan. 14, 2011 Order Backlog USD ($)
Business Acquisition [Line Items]
Property, plant and equipment			$ 490
Goodwill			36,432	[1]
Intangible asset						6,648	618
Cash and cash equivalents			6,015
Other current assets			6,792
Deferred tax liability			(2,003)
Other liabilities			(2,128)
Liability arising from contingent consideration arrangement			(12,474)
Net assets acquired			40,390
Cash consideration	6,000	3,800	28,114		18,100
Working capital adjustment			6,383
Put and call option			5,893
Contingent consideration			12,474
Amount of total consideration			52,864
Liabilities included in preliminary purchase price allocation re contingent consideration			(12,474)
Net assets acquired			$ 40,390

[1]	Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost
Foreign exchange movement	$ (1,001)	$ (1,728)
Intangible assets gross	49,861	37,576
Accumulated amortization	(15,363)	(9,467)
Foreign exchange movement	(51)	151
Net book value	34,447	28,260
Customer relationships acquired
Cost
Intangible assets gross	33,951	22,193
Technology Assets
Cost
Intangible assets gross	11,169	11,169
Order Backlog
Cost
Intangible assets gross	2,571	3,260
Trade Names
Cost
Intangible assets gross	1,357	1,357
Volunteer list acquired
Cost
Intangible assets gross	1,325	1,325
Non-compete Agreements
Cost
Intangible assets gross	$ 489

Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended			10 Months Ended	1 Months Ended			18 Months Ended	1 Months Ended				24 Months Ended	1 Months Ended		31 Months Ended	1 Months Ended	36 Months Ended	12 Months Ended	50 Months Ended		1 Months Ended		59 Months Ended			1 Months Ended			10 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited Customer relationships acquired	Feb. 15, 2012 BeijingWits Medical Limited Order Backlog	Feb. 15, 2012 BeijingWits Medical Limited Non-compete Agreements	Dec. 31, 2012 Firecrest Clinical Limited	Jul. 14, 2011 Firecrest Clinical Limited Customer relationships acquired	Jul. 14, 2011 Firecrest Clinical Limited Order Backlog	Jul. 14, 2011 Firecrest Clinical Limited Technology Assets	Jul. 14, 2011 Firecrest Clinical Limited Trade Names	Dec. 31, 2012 Oxford Outcomes Limited	Jan. 14, 2011 Oxford Outcomes Limited Customer relationships acquired	Jan. 14, 2011 Oxford Outcomes Limited Order Backlog	Dec. 31, 2012 Timaq Medical Imaging	May 17, 2010 Timaq Medical Imaging Customer relationships acquired	Dec. 31, 2012 Qualia Clinical Services, Inc, and Veeda Laboratories Limited	Dec. 31, 2009 Qualia Clinical Services, Inc, and Veeda Laboratories Limited Customer relationships acquired	Dec. 31, 2012 Prevalere Life Sciences	Nov. 14, 2008 Prevalere Life Sciences Volunteer list acquired	Nov. 14, 2008 Prevalere Life Sciences Minimum Volunteer list acquired	Nov. 14, 2008 Prevalere Life Sciences Maximum Volunteer list acquired	Dec. 31, 2012 Healthcare Discoveries Inc	Feb. 11, 2008 Healthcare Discoveries Inc Customer relationships acquired	Feb. 11, 2008 Healthcare Discoveries Inc Volunteer list acquired	Feb. 11, 2008 Healthcare Discoveries Inc Minimum Customer relationships acquired	Feb. 11, 2008 Healthcare Discoveries Inc Minimum Volunteer list acquired	Feb. 11, 2008 Healthcare Discoveries Inc Maximum Customer relationships acquired	Dec. 31, 2012 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC Customer relationships acquired	Feb. 28, 2012 PriceSpective LLC Order Backlog	Feb. 28, 2012 PriceSpective LLC Non-compete Agreements
Finite-Lived Intangible Assets [Line Items]
Value of amortizable intangible asset acquired					$ 1,800,000	$ 400,000	$ 10,000		$ 5,200,000	$ 1,200,000	$ 11,200,000	$ 1,400,000		$ 6,600,000	$ 600,000		$ 800,000		$ 400,000		$ 7,400,000				$ 1,600,000	$ 1,300,000					$ 10,200,000	$ 400,000	$ 400,000
Amortization period					10 years	4 years	5 years		7 years 6 months	1 year 2 months 12 days	7 years 6 months	4 years 6 months		6 years 6 months	2 years		3 years		3 years			7 years	11 years				2 years	6 years	9 years		10 years	9 months 18 days	3 years
Amount amortized in the period since the date of acquisition	$ 7,613,000	$ 4,652,000	$ 2,448,000	$ 253,000				$ 4,482,000					$ 2,666,000			$ 674,000		$ 352,000		$ 3,347,000				$ 2,222,000						$ 1,367,000

Future Intangible Asset Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 6,078
2014	5,800
2015	5,642
2016	5,048
2017	4,182
Finite Lived Intangible Assets, Amortization Expense, Net, Total	$ 26,750

Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost
Land	$ 3,325	$ 3,323
Building	94,395	92,859
Computer equipment and software	189,455	179,850
Office furniture and fixtures	66,351	62,458
Laboratory equipment	32,724	32,156
Leasehold improvements	10,482	9,462
Motor vehicles	69	70
Property, Plant and Equipment, Gross, Total	396,801	380,178
Less accumulated depreciation and asset write off	(228,428)	(211,717)
Property, plant and equipment (net)	$ 168,373	$ 168,461

Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities [Line Items]
Personnel related liabilities	$ 90,902	$ 62,017
Facility related liabilities	15,393	14,776
General overhead liabilities	22,776	24,520
Other liabilities	5,010	1,823
Short term government grants (note 11)	235	79
Restructuring and other items (note 14)	926	3,874
Acquisition consideration payable	45,850	37,615
Share repurchase program		1,259
Other Liabilities	$ 181,092	$ 145,963

Other Non-Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Defined benefit pension obligations, net (note 9)	$ 4,720	$ 4,903
Other non-current liabilities	2,672	3,232
Other Liabilities Noncurrent	14,312	20,038
All Acquisitions
Schedule of Accrued Liabilities [Line Items]
Acquisition consideration payable		11,903
Personnel Related
Schedule of Accrued Liabilities [Line Items]
Other Liabilities Noncurrent	$ 6,920

Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Contributions	$ 101,000	$ 134,000
Net gain for the defined benefit pension plan	135,000
Prior service cost for the defined benefit pension plan
Discount Rate Description	Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 6% of the participant's annual compensation. Contributions to this plan are recorded, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2010, December 31, 2011 and December 31, 2012 were $14,206,000, $16,644,000 and $18,187,000 respectively.
Discount rate percentage	4.60%	4.70%
Benefit obligation	25,577,000
Expected long-term rate of return on assets	5.70%
Long term equity risk-premium	5.80%
Expected overall rate of return on scheme assets	Expected long term rates of return to the asset distribution at December 31, 2012, gives rise to an expected overall rate of return of scheme assets of approximately 5.7% per annum.
Contribution to Pension fund	300,000
Expected benefit cash flow description	The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience.
Retirement period used as a basis to estimate expected cash flows	10 years
Legal and General over 15 year Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Risk free interest rate	2.70%
Long term equity risk-premium	3.10%
Expected long term rate of return on bonds Description	The long-term expected return on bonds is determined by reference to UK long dated government and corporate bond yields at the balance sheet date. This is represented by the iboxx AA 15 index plus 50 basis points.
Basis points increase to determine log-term expected return on bonds	0.50%
Iboxx Corporate Bond
Defined Benefit Plan Disclosure [Line Items]
Basis point increase in benefits obligation discount rate	0.50%
Defined benefit plan bond maturity period	15
Discount rate percentage	4.10%
Defined Benefit Plan Contributions
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of compensation	6.00%
Contributions	18,187,000	16,644,000	14,206,000
Defined Contribution Pension Plan 401(k)
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of compensation	6.00%
Contributions	$ 8,442,000	$ 7,064,000	$ 6,603,000
Participant's contributions percentage	50.00%

Change in Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 19,924	$ 16,482
Service cost	242	212	184
Interest cost	964	931	746
Plan participants' contributions	101	134
Benefits paid	(237)	(109)
Actuarial loss	405	2,621
Foreign currency exchange rate changes	1,128	(347)
Benefit obligation at end of year	$ 22,527	$ 19,924	$ 16,482

Change in Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 15,021	$ 15,499
Actual return on plan assets	1,810	(604)
Employer contributions	239	273
Plan participants' contributions	101	135
Benefits paid	(237)	(109)
Foreign currency exchange rate changes	873	(173)
Fair value of plan assets at end of year	$ 17,807	$ 15,021

Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (22,527)	$ (19,924)
Fair value of plan assets	17,807	15,021	15,499
Funded status	(4,720)	(4,903)
Non-current other liabilities	$ (4,720)	$ (4,903)

Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 242	$ 212	$ 184
Interest cost	964	931	746
Expected return on plan assets	(895)	(1,141)	(980)
Amortization of net (gain)/loss	179
Net periodic benefit (credit)/cost	$ 490	$ 2	$ (50)

Net Periodic Pension Benefit Cost Assumptions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss - benefit obligation	$ 405	$ 2,621	$ 2,232
Actuarial (gain)/loss - plan assets	(915)	1,744	(1,023)
Actuarial loss recognized in net periodic benefit cost	(179)
Total	$ (689)	$ 4,365	$ 1,209
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	5.40%	5.70%
Rate of compensation increase	3.50%	4.00%	4.00%
Expected rate of return on plan assets	5.80%	7.10%	7.40%

Amounts recognized in accumulated other comprehensive income that has not yet been recognized as components of net periodic benefit cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss	$ 3,371	$ 4,060	$ (305)
Total	$ 3,371	$ 4,060	$ (305)

Assumptions Used in Determining Benefit Obligation (Detail)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.60%	4.70%
Rate of compensation increase	3.40%	3.50%

Expected Long Term Rates of Return on Different Asset Classes (Detail)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Equity - Expected long-term return per annum	5.80%
Bonds - Expected long-term return per annum	4.60%

Underlying Asset Split of Fund (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total underlying asset split	100.00%	100.00%
Equity
Defined Benefit Plan Disclosure [Line Items]
Total underlying asset split	90.00%	90.00%
Bonds
Defined Benefit Plan Disclosure [Line Items]
Total underlying asset split	10.00%	10.00%

Plan Asset Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 17,807	$ 15,021	$ 15,499
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,807
Fair Value, Inputs, Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13
Fair Value, Inputs, Level 1 | Equity | Legal and General UK Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,404
Fair Value, Inputs, Level 1 | Equity | Legal and General North America Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,082
Fair Value, Inputs, Level 1 | Equity | Legal and General Europe (ex UK) Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,303
Fair Value, Inputs, Level 1 | Equity | Legal and General Japan Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,637
Fair Value, Inputs, Level 1 | Equity | Legal and General Asia Pac (ex Japan) Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,630
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General over 15 year Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	564
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General AAA-AA-A Bonds Over 15 year Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	597
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General over 5 year Index-Linked Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 577

Annual Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments in 2013	$ 81
Expected future benefit payments in 2014	81
Expected future benefit payments in 2015	81
Expected future benefit payments in 2016	81
Expected future benefit payments in 2017	81
Expected future benefit payments in Years 2018 - 2022	$ 406

Equity Incentive Schemes and Stock Compensation Charges - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Employee Stock Plan, 2008 Plan	Dec. 31, 2012 Employee Stock Plan, 2008 Plan Individual Employee	Dec. 31, 2012 Employee Stock Plan, 2008 Plan Minimum	Dec. 31, 2012 Employee Stock Plan, 2003 Plan	Dec. 31, 2012 Employee Stock Plan, 2003 Plan Individual Employee	Dec. 31, 2012 Stock Option	Dec. 31, 2012 Stock Option Maximum	Jul. 21, 2008 Restricted Stock Units 2008	Dec. 31, 2012 Restricted Stock Units 2008 Minimum	Dec. 31, 2012 Restricted Stock Units 2008 Maximum	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share						100.00%
Ordinary shares which have been reserved for issuance				6,000,000	400,000		6,000,000	400,000			1,000,000
Maximum number of award as percentage of shares outstanding							10.00%
Shares vesting period									5 years			1 year	5 years
Shares expiration period									8 years
Weighted Average Remaining Contractual Life of Options Outstanding	4 years 8 months 1 day									8 years
Weighted Average Remaining Contractual Life of Options Exercisable	3 years 4 months 2 days
Options Expected to Vest	756,637
Intrinsic Value Of Options Exercised	$ 11,700,000
Intrinsic Value Of Options Outstanding	26,000,000
Intrinsic Value Of Options Exercisable	13,800,000
Options vesting percentage									20.00%
Fair value of stock awards vested														0	100,000
Non-cash stock compensation expense	11,521,000	9,355,000	7,408,000
Non-cash stock compensation expense not yet recognized	19,700,000
Unrecognized stock-based compensation expense, weighted average period (years)	2 years 10 months 13 days
Tax benefit on exercise of options	$ 1,274,000	$ 681,000	$ 2,345,000

Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Shares
Beginning balance	4,902,818	4,798,677	5,408,222
Granted	842,273	989,449	1,038,327
Exercised	(890,236)	(430,340)	(1,237,015)
Cancelled	(504,224)	(454,968)	(410,857)
Ending balance	4,350,631	4,902,818	4,798,677
Vested and exercisable at end of period	2,256,098
Stock Option And Award Plans
Options Granted Under Plans
Beginning balance	4,902,818	4,798,677	5,408,222
Granted	842,273	989,449	1,038,327
Exercised	(890,236)	(430,340)	(1,237,015)
Cancelled	(504,224)	(454,968)	(410,857)
Ending Balance	4,350,631	4,902,818	4,798,677
Vested and exercisable at end of period	2,256,098
Weighted Average Exercise Price
Beginning balance	21.87	21.71	18.99
Granted	22.01	19.66	24.34
Exercised	14.62	10.84	10.64
Cancelled	25.14	25.77	25.86
Ending balance	23.01	21.87	21.71
Vested and exercisable at end of period	23.54
Weighted Average Grant Date Fair Value
Beginning balance	8.61	8.47	7.6
Granted	9.59	8.2	9.08
Exercised	6.16	4.8	4.69
Cancelled	9.76	9.87	9.91
Ending Balance	9.17	8.61	8.47
Vested and exercisable at end of period	9.07

Summary of Movement in Non-Vested Share Options (Detail) (Stock Option, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option
Number of Shares
Beginning Balance	2,534,310
Granted	842,273
Vested	(985,264)
Forfeited	(296,786)
Ending Balance	2,094,533	2,534,310
Weighted Average Exercise Price
Beginning balance	$ 23.3
Granted	$ 22.01
Vested	$ 23.95
Forfeited	$ 23.6
Ending balance	$ 22.43	$ 23.3
Weighted Average Fair Value
Beginning balance	$ 9.11
Granted	$ 9.59	$ 8.2	$ 9.08
Vested	$ 9.04
Forfeited	$ 9.17
Ending Balance	$ 9.17	$ 9.11

Outstanding and Exercisable Share Options (Detail) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 41.25
Range Exercise Price Minimum	$ 8.6
Options Outstanding Number of Shares	4,350,631
Options Outstanding Weighted Average Remaining Contractual Life	4.67
Options Outstanding Weighted Average Exercise Price	$ 23.01
Options Exercisable Number of Shares	2,256,098
Options Exercisable Weighted Average Exercise Price	$ 23.54
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 8.6
Options Outstanding Number of Shares	12,940
Options Outstanding Weighted Average Remaining Contractual Life	0.13
Options Outstanding Weighted Average Exercise Price	$ 8.6
Options Exercisable Number of Shares	12,940
Options Exercisable Weighted Average Exercise Price	$ 8.6
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 10.42
Options Outstanding Number of Shares	20,000
Options Outstanding Weighted Average Remaining Contractual Life	1.04
Options Outstanding Weighted Average Exercise Price	$ 10.42
Options Exercisable Number of Shares	20,000
Options Exercisable Weighted Average Exercise Price	$ 10.42
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 11
Options Outstanding Number of Shares	274,767
Options Outstanding Weighted Average Remaining Contractual Life	1.09
Options Outstanding Weighted Average Exercise Price	$ 11
Options Exercisable Number of Shares	274,767
Options Exercisable Weighted Average Exercise Price	$ 11
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.47
Options Outstanding Number of Shares	630
Options Outstanding Weighted Average Remaining Contractual Life	4.33
Options Outstanding Weighted Average Exercise Price	$ 15.47
Options Exercisable Number of Shares	270
Options Exercisable Weighted Average Exercise Price	$ 15.47
Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.84
Options Outstanding Number of Shares	103,000
Options Outstanding Weighted Average Remaining Contractual Life	4.33
Options Outstanding Weighted Average Exercise Price	$ 15.84
Options Exercisable Number of Shares	81,800
Options Exercisable Weighted Average Exercise Price	$ 15.84
Range 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 16.8
Options Outstanding Number of Shares	150,000
Options Outstanding Weighted Average Remaining Contractual Life	6.83
Options Outstanding Weighted Average Exercise Price	$ 16.8
Options Exercisable Number of Shares	30,000
Options Exercisable Weighted Average Exercise Price	$ 16.8
Range 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 17.17
Options Outstanding Number of Shares	30,000
Options Outstanding Weighted Average Remaining Contractual Life	6.85
Options Outstanding Weighted Average Exercise Price	$ 17.17
Options Exercisable Number of Shares	6,000
Options Exercisable Weighted Average Exercise Price	$ 17.17
Range 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 18
Options Outstanding Number of Shares	58,000
Options Outstanding Weighted Average Remaining Contractual Life	1.83
Options Outstanding Weighted Average Exercise Price	$ 18
Options Exercisable Number of Shares	58,000
Options Exercisable Weighted Average Exercise Price	$ 18
Range 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 18.98
Options Outstanding Number of Shares	9,000
Options Outstanding Weighted Average Remaining Contractual Life	3.87
Options Outstanding Weighted Average Exercise Price	$ 18.98
Options Exercisable Number of Shares	7,200
Options Exercisable Weighted Average Exercise Price	$ 18.98
Range 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 19.45
Options Outstanding Number of Shares	21,000
Options Outstanding Weighted Average Remaining Contractual Life	5.82
Options Outstanding Weighted Average Exercise Price	$ 19.45
Options Exercisable Number of Shares	1,200
Options Exercisable Weighted Average Exercise Price	$ 19.45
Range 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.16
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	5.87
Options Outstanding Weighted Average Exercise Price	$ 20.16
Options Exercisable Number of Shares	800
Options Exercisable Weighted Average Exercise Price	$ 20.16
Range 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.28
Options Outstanding Number of Shares	600,547
Options Outstanding Weighted Average Remaining Contractual Life	6.17
Options Outstanding Weighted Average Exercise Price	$ 20.28
Options Exercisable Number of Shares	149,058
Options Exercisable Weighted Average Exercise Price	$ 20.28
Range 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.59
Options Outstanding Number of Shares	185,000
Options Outstanding Weighted Average Remaining Contractual Life	7.14
Options Outstanding Weighted Average Exercise Price	$ 20.59
Options Exercisable Weighted Average Exercise Price	$ 20.59
Range 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 21.25
Options Outstanding Number of Shares	462,831
Options Outstanding Weighted Average Remaining Contractual Life	2.12
Options Outstanding Weighted Average Exercise Price	$ 21.25
Options Exercisable Number of Shares	462,831
Options Exercisable Weighted Average Exercise Price	$ 21.25
Range 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 21.76
Options Outstanding Number of Shares	1,000
Options Outstanding Weighted Average Remaining Contractual Life	2.31
Options Outstanding Weighted Average Exercise Price	$ 21.76
Options Exercisable Number of Shares	1,000
Options Exercisable Weighted Average Exercise Price	$ 21.76
Range 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.1
Options Outstanding Number of Shares	800
Options Outstanding Weighted Average Remaining Contractual Life	4.56
Options Outstanding Weighted Average Exercise Price	$ 22.1
Options Exercisable Weighted Average Exercise Price	$ 22.1
Range 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.26
Options Outstanding Number of Shares	415,953
Options Outstanding Weighted Average Remaining Contractual Life	4.15
Options Outstanding Weighted Average Exercise Price	$ 22.26
Options Exercisable Number of Shares	229,621
Options Exercisable Weighted Average Exercise Price	$ 22.26
Range 18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.3
Options Outstanding Number of Shares	608,073
Options Outstanding Weighted Average Remaining Contractual Life	7.32
Options Outstanding Weighted Average Exercise Price	$ 22.3
Options Exercisable Weighted Average Exercise Price	$ 22.3
Range 19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.6
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	2.65
Options Outstanding Weighted Average Exercise Price	$ 22.6
Options Exercisable Number of Shares	2,000
Options Exercisable Weighted Average Exercise Price	$ 22.6
Range 20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 23.2
Options Outstanding Number of Shares	4,000
Options Outstanding Weighted Average Remaining Contractual Life	5.7
Options Outstanding Weighted Average Exercise Price	$ 23.2
Options Exercisable Number of Shares	1,600
Options Exercisable Weighted Average Exercise Price	$ 23.2
Range 21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 23.66
Options Outstanding Number of Shares	9,580
Options Outstanding Weighted Average Remaining Contractual Life	7.57
Options Outstanding Weighted Average Exercise Price	$ 23.66
Options Exercisable Weighted Average Exercise Price	$ 23.66
Range 22
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.25
Options Outstanding Number of Shares	150,000
Options Outstanding Weighted Average Remaining Contractual Life	5.18
Options Outstanding Weighted Average Exercise Price	$ 24.25
Options Exercisable Number of Shares	150,000
Options Exercisable Weighted Average Exercise Price	$ 24.25
Range 23
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.46
Options Outstanding Number of Shares	507,728
Options Outstanding Weighted Average Remaining Contractual Life	5.17
Options Outstanding Weighted Average Exercise Price	$ 24.46
Options Exercisable Number of Shares	196,667
Options Exercisable Weighted Average Exercise Price	$ 24.46
Range 24
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.2
Options Outstanding Number of Shares	2,400
Options Outstanding Weighted Average Remaining Contractual Life	5.38
Options Outstanding Weighted Average Exercise Price	$ 26.2
Options Exercisable Number of Shares	960
Options Exercisable Weighted Average Exercise Price	$ 26.2
Range 25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.27
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	3.81
Options Outstanding Weighted Average Exercise Price	$ 26.27
Options Exercisable Number of Shares	1,600
Options Exercisable Weighted Average Exercise Price	$ 26.27
Range 26
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.71
Options Outstanding Number of Shares	12,450
Options Outstanding Weighted Average Remaining Contractual Life	7.7
Options Outstanding Weighted Average Exercise Price	$ 26.71
Options Exercisable Weighted Average Exercise Price	$ 26.71
Range 27
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 27.91
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	5.41
Options Outstanding Weighted Average Exercise Price	$ 27.91
Options Exercisable Number of Shares	800
Options Exercisable Weighted Average Exercise Price	$ 27.91
Range 28
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 29.45
Options Outstanding Number of Shares	8,000
Options Outstanding Weighted Average Remaining Contractual Life	5.32
Options Outstanding Weighted Average Exercise Price	$ 29.45
Options Exercisable Number of Shares	3,200
Options Exercisable Weighted Average Exercise Price	$ 29.45
Range 29
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 35.33
Options Outstanding Number of Shares	685,932
Options Outstanding Weighted Average Remaining Contractual Life	3.15
Options Outstanding Weighted Average Exercise Price	$ 35.33
Options Exercisable Number of Shares	555,384
Options Exercisable Weighted Average Exercise Price	$ 35.33
Range 30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 36.05
Options Outstanding Number of Shares	6,000
Options Outstanding Weighted Average Remaining Contractual Life	3.4
Options Outstanding Weighted Average Exercise Price	$ 36.05
Options Exercisable Number of Shares	6,000
Options Exercisable Weighted Average Exercise Price	$ 36.05
Range 31
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 36.2
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	3.33
Options Outstanding Weighted Average Exercise Price	$ 36.2
Options Exercisable Number of Shares	1,600
Options Exercisable Weighted Average Exercise Price	$ 36.2
Range 32
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 41.25
Options Outstanding Number of Shares	1,000
Options Outstanding Weighted Average Remaining Contractual Life	3.67
Options Outstanding Weighted Average Exercise Price	$ 41.25
Options Exercisable Number of Shares	800
Options Exercisable Weighted Average Exercise Price	$ 41.25

Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Stock Option, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 9.59	$ 8.2	$ 9.08
Assumptions:
Expected volatility	50.00%	45.00%	45.00%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	0.83%	1.40%	1.50%
Expected life	5 years	5 years	4 years 18 days

Summary of RSU Activity (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs)
Options Outstanding Number of Shares
Outstanding at beginning of period	365,000
Awarded	281,000
Ordinary shares issued
Forfeited	(150,000)
Outstanding at ending of period	496,000
Weighted Average Fair Value
Outstanding at beginning of period	$ 19.46
Awarded	$ 21.64
Ordinary shares issued
Forfeited	$ 20.89
Outstanding at end of period	$ 20.26
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 11 months 16 days

Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 11,521	$ 9,355	$ 7,408
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	6,007	5,155	4,049
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	4,894	4,200	3,359
Restructuring and other non-recurring items (note 14)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 620

Government Grants (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Government Grants [Line Items]
Received	$ 3,473	$ 3,133
Less accumulated amortization	(2,148)	(1,994)
Foreign exchange translation adjustment	337	291
Deferred Revenue and Credits	1,662	1,430
Less current portion	(235)	(79)
Non-current government grants	$ 1,427	$ 1,351

Government Grants - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Government Grants [Line Items]
Government grants amortized to the profit and loss account	$ 154,000	$ 115,000
Restricted retained earnings	$ 1,900,000

Share Capital - Additional Information (Detail) (USD $)	12 Months Ended								1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2011 Employee Stock Option	Dec. 31, 2010 Employee Stock Option	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)	Oct. 27, 2011 Maximum	Nov. 22, 2011 Plan 1	Nov. 22, 2011 Plan 1 Maximum	Nov. 22, 2011 Plan 2	Nov. 22, 2011 Plan 2 Maximum	Feb. 21, 2012 Plan 3	Feb. 21, 2012 Plan 3 Maximum	Apr. 27, 2012 Plan 4	Apr. 27, 2012 Plan 4 Maximum	Jul. 30, 2012 Plan 5	Jul. 30, 2012 Plan 5 Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share allotment description	Every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.
Options exercised by employees	890,236	430,340	1,237,015	890,236	430,340	1,237,015
Average exercise price of Option per share				$ 14.62	$ 10.84	$ 10.64
Total proceeds from exercise of stock options by employees				$ 13,000,000	$ 4,700,000	$ 13,200,000
Ordinary shares issued in respect of certain RSU's previously awarded by the Company							3,768	2,512
Share repurchase program value									50,000,000		10,000,000		10,000,000		20,000,000		20,000,000		10,000,000
Share repurchase plans, start date										Nov 23, 2011		Jan 1, 2012		Feb 22, 2012		Apr 27, 2012		Jul 30, 2012
Share repurchase plans, end date										Dec 31, 2011		Feb 20, 2012		Apr 22, 2012		Jul 18, 2012		Oct 26, 2012
Ordinary shares repurchased	738,341	545,597
Ordinary shares repurchased, value	15,605,000	9,005,000
Total ordinary shares repurchased	1,283,938
Total ordinary shares repurchased, value	$ 24,600,000

Components of Income Before Provision for Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 67,221	$ 28,995	$ 92,724
Ireland
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	12,157	(33,732)	37,298
U.S.
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	11,371	13,317	12,276
Other
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 43,693	$ 49,410	$ 43,150

Components of Total Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Current tax	$ 22,231	$ 12,236	$ 3,319
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(10,430)	(6,121)	2,334
Provision for income taxes	11,801	6,115	5,653
Impact on shareholders equity & OCI of the tax consequence of :
Stock compensation expense	(1,274)	(681)	(2,345)
Currency impact of long term funding	356	(294)	198
Total	10,883	5,140	3,506
Ireland
Current:
Current tax	1,684	351	4,522
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(287)	(3,825)	788
Provision for income taxes	1,216	(3,475)	5,310
U.S.
Current:
Current tax	12,290	6,367	(1,915)
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(9,715)	(1,711)	1,322
Provision for income taxes	3,669	4,656	(593)
Rest of Europe and Other
Current:
Current tax	8,257	5,518	712
Deferred expense/(benefit):
Deferred tax expense/(benefit)	$ (428)	$ (585)	$ 224

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Ireland's statutory income tax rate	12.50%	12.50%	12.50%
Deferred tax asset Non-Current	$ 5,009,000	$ 2,976,000
Deferred tax asset	34,846,000	24,741,000	16,740,000
Deferred tax liability Non current	12,722,000	13,295,000
Deferred tax liability	22,130,000	21,581,000	15,907,000
Valuation allowance for deferred tax assets	18,817,000	16,445,000	12,290,000
Net change in the total valuation allowance	2,400,000	4,100,000
Deferred tax liability unrecognized for the undistributed earnings of foreign subsidiaries	0	0	0
Unrecognized tax benefit	3,500,000
Total unrecognized tax benefits net of potential benefits	7,200,000	6,500,000	8,100,000
Interest and penalties recognized as an expense	100,000	400,000
Total accrued interest and penalties	1,100,000	1,200,000
Tax Jurisdiction Description	In the United States tax periods open to audit include the years December 31, 2009, December 31, 2010, December 31, 2011 and December 31, 2012. In Ireland tax periods open to audit include the years ended December 31, 2008, December 31, 2009, December 31, 2010, December 31, 2011 and December 31, 2012. During such audits, local tax authorities may challenge the positions taken by us in tax returns.
Deferred Tax Assets Noncurrent
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax asset Non-Current	13,100,000	10,076,000
Deferred Tax Liabilities Noncurrent
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax liability Non current	20,800,000	20,395,000
Foreign Country
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Non-U.S subsidiaries Operating loss carry forwards for income tax	94,400,000	83,100,000
Additional operating loss carry forward	5,800,000
Expiration period	Expire between 2013 and 2015
Ireland
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Ireland's statutory income tax rate	12.50%
U.S.
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Expiration period	expire between 2013 and 2032
U.S. Federal net operating loss carry forwards currently available for offset	8,700,000
State net operating loss carry forwards carry forwards currently available for offset	17,000,000
Operating Loss Carry forwards Limitation Per Year	113,000
Limitation description	Due to a change of ownership in 2000, as defined by Section 382 of the Internal Revenue Code of 1986, as amended
Alternative minimum tax credit carry forwards	300,000
Business credit carry forwards that are available to offset	300,000
U.S. | Federal
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	9,646,000
Net operating loss carry forwards remaining	900,000
U.S. | State
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	17,844,000
Net operating loss carry forwards remaining	$ 900,000

Consolidated Effective Tax Rate Differed from Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Taxes at Irish statutory rate of 12.5% (2011:12.5%; 2012: 12.5%)	$ 8,401	$ 3,625	$ 11,590
Foreign and other income taxed at higher/(reduced) rates	7,873	5,373	(4,765)
Research & development tax incentives	(4,954)	(6,341)	(1,927)
Movement in valuation allowance	1,557	4,362	822
Prior year over provision in respect of foreign taxes	(678)	(83)	(285)
Effects of permanent items	(26)	(615)	97
Other	(372)	(206)	121
Provision for income taxes	$ 11,801	$ 6,115	$ 5,653

Consolidated Effective Tax Rate Differed from Statutory Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Irish statutory rate	12.50%	12.50%	12.50%

Tax Effects of Temporary Differences That Gives Rise to Significant Portions of Deferred Tax and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liabilities:
Property, plant and equipment	$ 6,631	$ 7,331	$ 6,645
Goodwill	11,467	9,443	8,055
Other intangible assets	2,707	3,525	223
Accruals	77	1,185	149
Other	88	97	835
Unrealised FX	1,160
Total deferred tax liabilities recognized	22,130	21,581	15,907
Deferred tax assets:
Net operating loss carry forwards	25,116	21,981	16,580
Property, plant and equipment	2,345	1,324	882
Accrued expenses and payments on account	19,382	11,652	6,607
Stock options	5,586	4,818	3,522
Deferred compensation expense	1,136	1,197	1,349
Other		214	90
Unrealised FX	98
Total deferred tax assets	53,663	41,186	29,030
Valuation allowance for deferred tax assets	(18,817)	(16,445)	(12,290)
Deferred tax assets recognized	34,846	24,741	16,740
Net deferred tax asset	$ 12,716	$ 3,160	$ 833

Expected Expiry Dates of NOI's (Detail) (U.S., USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 9,646
Federal | Expiring 2013-2015
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	113
Federal | Expiring 2016-2020
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	791
Federal | Expiring 2021-2032
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	8,742
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	17,844
State | Expiring 2013-2015
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	113
State | Expiring 2016-2020
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	791
State | Expiring 2021-2032
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 16,940

Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Gross amount of unrecognized tax benefits at start of year	$ 6,543	$ 8,566	$ 15,855
Increase related to prior year tax positions	1,167	304	189
Decrease related to prior year tax positions		(36)	(3,861)
Increase related to current year tax positions	1,473	482
Settlements	(98)		(289)
Lapse of statute of limitations	(1,896)	(2,773)	(3,328)
Gross amount of unrecognized tax benefits at end of year	$ 7,189	$ 6,543	$ 8,566

Recognized Restructuring and Other items, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,525	$ 9,817
Other items	1,111
Net charge	$ 5,636	$ 9,817

Restructuring and other items - Additional Information (Detail)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 1st Quarter 2011 Restructuring Plan USD ($)	Dec. 31, 2012 1st Quarter 2011 Restructuring Plan USD ($)	Mar. 31, 2011 1st Quarter 2011 Restructuring Plan Clinical Research USD ($)	Mar. 31, 2011 1st Quarter 2011 Restructuring Plan Central Laboratory USD ($)	Sep. 30, 2011 3rd Quarter 2011 Restructuring Plan Clinical Research USD ($)	Dec. 31, 2012 2012 Restructuring Plan USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 4,525,000		$ 9,817,000	$ 5,000,000	$ 100,000	$ 3,500,000	$ 1,500,000	$ 4,800,000	$ 4,600,000
Resource rationalizations										3,400,000
Lease termination and exit costs					1,000,000				900,000	1,200,000
Workforce reductions					4,000,000				3,900,000
Agreement settlement charges		200,000	160,000
Discretionary bonus received		243,000	194,000
Share-based compensation	$ 620,000	$ 738,000

Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	$ 4,525	$ 9,817
Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	4,644
Cash payments	(3,854)
Foreign exchange movement	(4)
Closing provision	786
Restructuring - Fiscal 2011 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		9,817
Cash payments	(3,349)	(5,689)
Amounts released	(127)
Property, plant and equipment write-off	(263)	(55)
Foreign exchange movement	5	(199)
Closing provision	140	3,874
Restructuring - Fiscal 2011 Plan | 1st Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		5,002
Restructuring - Fiscal 2011 Plan | 3rd Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		4,815
Workforce Reduction | Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	3,394
Cash payments	(3,030)
Foreign exchange movement	(4)
Closing provision	360
Workforce Reduction | Restructuring - Fiscal 2011 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		7,836
Cash payments	(2,146)	(5,438)
Amounts released	(32)
Foreign exchange movement	(20)	(164)
Closing provision	36	2,234
Workforce Reduction | Restructuring - Fiscal 2011 Plan | 1st Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		3,956
Workforce Reduction | Restructuring - Fiscal 2011 Plan | 3rd Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		3,880
Office Consolidations | Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	1,250
Cash payments	(824)
Closing provision	426
Office Consolidations | Restructuring - Fiscal 2011 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		1,981
Cash payments	(1,203)	(251)
Amounts released	(95)
Property, plant and equipment write-off	(263)	(55)
Foreign exchange movement	25	(35)
Closing provision	104	1,640
Office Consolidations | Restructuring - Fiscal 2011 Plan | 1st Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		1,046
Office Consolidations | Restructuring - Fiscal 2011 Plan | 3rd Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised		$ 935

Provision For Doubtful Debts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Opening provision	$ 5,526	$ 3,284
Amounts used during the year	(756)	(945)
Amounts provided during the year	382	4,190
Amounts released during the year	(105)	(1,003)
Closing provision	$ 5,047	$ 5,526

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Non-cancelable operating leases for facilities expiration period	10 years
Operating leases rental expense	$ 52.5	$ 52.2	$ 46

Future Minimum Rental Commitments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 40,412
2014	31,252
2015	24,827
2016	20,474
2017	14,694
Thereafter	32,267
Total	$ 163,926

Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 1,115,006	$ 945,729	$ 900,044
Ireland
Segment Reporting Information [Line Items]
Net Revenue	171,977	88,869	128,790
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	338,537	348,492	292,567
U.S.
Segment Reporting Information [Line Items]
Net Revenue	471,700	393,957	381,196
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 132,792	$ 114,411	$ 97,491

Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 1,115,006	$ 945,729	$ 900,044
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	87,467	71,549	63,813
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	$ 1,027,539	$ 874,180	$ 836,231

Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Excluding Restructuring and other items, net	$ 73,653	$ 39,260	$ 92,095
Restructuring and other items, net	(5,636)	(9,817)
Income from operations	68,017	29,443	92,095
Ireland
Segment Reporting Information [Line Items]
Excluding Restructuring and other items, net	11,733	(33,139)	36,636
Restructuring and other items, net	(2,074)	(1,564)
Income from operations	9,659	(34,703)	36,636
Rest Of Europe
Segment Reporting Information [Line Items]
Excluding Restructuring and other items, net	29,786	35,175	24,212
Restructuring and other items, net	(546)	(3,000)
Income from operations	29,240	32,175	24,212
U.S.
Segment Reporting Information [Line Items]
Excluding Restructuring and other items, net	23,687	30,127	25,017
Restructuring and other items, net	(2,651)	(5,253)
Income from operations	21,036	24,874	25,017
Other
Segment Reporting Information [Line Items]
Excluding Restructuring and other items, net	8,447	7,097	6,230
Restructuring and other items, net	(365)
Income from operations	$ 8,082	$ 7,097	$ 6,230

Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other items, net	$ 73,653	$ 39,260	$ 92,095
Restructuring and other items, net	(5,636)	(9,817)
Income from operations	68,017	29,443	92,095
Central Laboratory
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other items, net	4,059	(661)	(12,759)
Restructuring and other items, net	(158)	(1,545)
Income from operations	3,901	(2,206)	(12,759)
Clinical Research
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other items, net	69,594	39,921	104,854
Restructuring and other items, net	(5,478)	(8,272)
Income from operations	$ 64,116	$ 31,649	$ 104,854

Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 168,373	$ 168,461
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	110,369	109,953
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	16,115	16,419
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	32,400	33,086
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 9,489	$ 9,003

Distribution of Property, Plant and Equipment, Net, by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 168,373	$ 168,461
Central Laboratory
Segment Reporting Information [Line Items]
Property, plant and equipment, net	17,138	18,292
Clinical Research
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 151,235	$ 150,169

Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 42,823	$ 38,682	$ 33,873
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	17,885	15,192	11,840
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	7,211	7,057	5,543
U.S.
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	13,865	12,427	12,422
Other
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 3,862	$ 4,006	$ 4,068

Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 42,823	$ 38,682	$ 33,873
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	4,142	3,721	4,888
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 38,681	$ 34,961	$ 28,985

Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,202,108	$ 1,027,517
Ireland
Segment Reporting Information [Line Items]
Assets	476,159	414,510
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	236,305	216,313
U.S.
Segment Reporting Information [Line Items]
Assets	437,756	355,577
Other
Segment Reporting Information [Line Items]
Assets	$ 51,888	$ 41,117

Distribution of Total Assets by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,202,108	$ 1,027,517
Central Laboratory
Segment Reporting Information [Line Items]
Assets	73,304	54,361
Clinical Research
Segment Reporting Information [Line Items]
Assets	$ 1,128,804	$ 973,156

Distribution of Capital Expenditures by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Capital Expenditures	$ 33,026	$ 36,005	$ 31,593
Ireland
Property, Plant and Equipment [Line Items]
Capital Expenditures	12,406	16,987	16,095
Rest Of Europe
Property, Plant and Equipment [Line Items]
Capital Expenditures	2,506	4,795	5,869
U.S.
Property, Plant and Equipment [Line Items]
Capital Expenditures	13,389	10,222	5,852
Other
Property, Plant and Equipment [Line Items]
Capital Expenditures	$ 4,725	$ 4,001	$ 3,777

Distribution of Capital Expenditures by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Line Items]
Capital Expenditure	$ 33,026	$ 36,005	$ 31,593
Central Laboratory
Segment Reporting Disclosure [Line Items]
Capital Expenditure	2,375	1,449	3,991
Clinical Research
Segment Reporting Disclosure [Line Items]
Capital Expenditure	$ 30,651	$ 34,556	$ 27,602

Clients Representing Company's Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Client A
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue	18.00%		[1]	[1]
Client B
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue	12.00%	13.00%		[1]

[1]	Net revenue did not exceed 10%.

Distribution of Interest income by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Line Items]
Interest income	$ 1,151	$ 1,194	$ 1,761
Ireland
Segment Reporting Disclosure [Line Items]
Interest income	464	762	1,277
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Interest income	661	364	406
U.S.
Segment Reporting Disclosure [Line Items]
Interest income	3	18	22
Other
Segment Reporting Disclosure [Line Items]
Interest income	$ 23	$ 50	$ 56

Distribution of Interest Income by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest income	$ 1,151	$ 1,194	$ 1,761
Central Laboratory
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest income	3	18	20
Clinical Research
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest income	$ 1,148	$ 1,176	$ 1,741

Distribution of Tax Charge by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Tax Charge	$ 11,801	$ 6,115	$ 5,653
Ireland
Income Taxes [Line Items]
Tax Charge	1,216	(3,475)	5,310
Rest Of Europe
Income Taxes [Line Items]
Tax Charge	3,298	657	(1,606)
U.S.
Income Taxes [Line Items]
Tax Charge	3,669	4,656	(593)
Other
Income Taxes [Line Items]
Tax Charge	$ 3,618	$ 4,277	$ 2,542

Distribution of Tax charge by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Tax Charge	$ 11,801	$ 6,115	$ 5,653
Central Laboratory
Income Taxes [Line Items]
Tax Charge	(3,169)	(175)	(2,858)
Clinical Research
Income Taxes [Line Items]
Tax Charge	$ 14,970	$ 6,290	$ 8,511

Supplemental Disclosure of Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Non-cash interest on acquisition consideration payable	$ 940	[1]	$ 743	[1]
Cash paid for interest	602		388		833
Cash paid for income taxes	$ 18,475		$ 22,723		$ 14,634

[1]	recorded within interest expense

Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency translation adjustments	$ 12,103	$ 7,609
Currency impact on long term funding	(18,931)	(20,913)
Tax on currency impact on long term funding	1,184	1,540
Actuarial loss on defined benefit pension plan (note 9)	(3,371)	(4,060)	305
Unrealised capital gain/(loss) - investments (note 3)	239	(622)
Total	$ (8,776)	$ (16,446)

Related Parties - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Mr. Peter Gray USD ($)	Dec. 31, 2012 Mr. Peter Gray EUR (€)	Dec. 31, 2012 Dr. John Climax USD ($)	Dec. 31, 2012 Dr. John Climax EUR (€)
Related Party Transaction [Line Items]
Related party transaction amounts	$ 350,000	€ 265,000	$ 346,000	€ 262,500
Term of agreement	2 years	2 years	3 years	3 years
Related party agreement expiration date			Dec 31, 2012	Dec 31, 2012

Subsequent Events - Additional Information (Detail) (Subsequent Event, Clinical trial services, USD $)	Feb. 15, 2013
Subsequent Event [Line Items]
Cash consideration	$ 51,900,000
Maximum
Subsequent Event [Line Items]
Additional consideration	$ 3,750,000

Provisional Estimates of Fair Values of Assets Acquired and Liabilities Assumed (Detail) (Subsequent Event, Clinical trial services, USD $) In Thousands, unless otherwise specified	Feb. 15, 2013
Subsequent Event | Clinical trial services
Subsequent Event [Line Items]
Property, plant and equipment	$ 367
Cash and cash equivalents	939
Accounts receivable	11,614
Prepayments and other current assets	442
Income taxes receivable	2,646
Accounts payable	(306)
Other liabilities	(2,380)
Non-current other liabilities	(156)
Net assets acquired	$ 13,166